UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4085

Fidelity Income Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2019

This report on Form N-CSR relates solely to the Registrant’s to Fidelity Managed Retirement 2005 Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund, Fidelity Managed Retirement 2025 Fund, Fidelity Managed Retirement Income Fund, Fidelity Simplicity RMD 2005 Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund, Fidelity Simplicity RMD 2020 Fund and Fidelity Simplicity RMD Income Fund series (each, a “Fund” and collectively, the “Funds”).

Item 1.

Reports to Stockholders

Fidelity Managed Retirement Income Fund℠
Fidelity Managed Retirement 2005 Fund℠
Fidelity Managed Retirement 2010 Fund℠
Fidelity Managed Retirement 2015 Fund℠
Fidelity Managed Retirement 2020 Fund℠
Fidelity Managed Retirement 2025 Fund℠

Annual Report

July 31, 2019

Includes Fidelity and Fidelity Advisor share classes

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Fidelity Managed Retirement Income Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2005 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2010 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2015 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2020 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2025 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Managed Retirement Income Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2019	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(1.24)%	2.27%	5.42%
Fidelity Managed Retirement Income Fund℠	5.04%	3.75%	6.31%
Class I	5.04%	3.75%	6.31%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Managed Retirement Income Fund℠, a class of the fund, on July 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$18,445	Fidelity Managed Retirement Income Fund℠
$14,456	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Managed Retirement 2005 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2019	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(1.33)%	2.93%	6.20%
Fidelity Managed Retirement 2005 Fund℠	4.97%	4.42%	7.10%
Class I	4.94%	4.41%	7.10%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Managed Retirement 2005 Fund℠, a class of the fund, on July 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$19,852	Fidelity Managed Retirement 2005 Fund℠
$14,456	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Managed Retirement 2010 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2019	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(1.53)%	3.40%	6.68%
Fidelity Managed Retirement 2010 Fund℠	4.73%	4.89%	7.59%
Class I	4.74%	4.89%	7.59%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Managed Retirement 2010 Fund℠, a class of the fund, on July 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$20,776	Fidelity Managed Retirement 2010 Fund℠
$14,456	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Managed Retirement 2015 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2019	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(1.74)%	3.72%	7.03%
Fidelity Managed Retirement 2015 Fund℠	4.50%	5.22%	7.94%
Class I	4.50%	5.22%	7.94%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Managed Retirement 2015 Fund℠, a class of the fund, on July 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$21,468	Fidelity Managed Retirement 2015 Fund℠
$14,456	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Managed Retirement 2020 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2019	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(1.96)%	3.99%	7.38%
Fidelity Managed Retirement 2020 Fund℠	4.28%	5.49%	8.29%
Class I	4.27%	5.49%	8.29%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Managed Retirement 2020 Fund℠, a class of the fund, on July 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$22,180	Fidelity Managed Retirement 2020 Fund℠
$14,456	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Managed Retirement 2025 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2019	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(2.10)%	4.19%	7.75%
Fidelity Managed Retirement 2025 Fund℠	4.11%	5.69%	8.66%
Class I	4.12%	5.70%	8.66%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Managed Retirement 2025 Fund℠, a class of the fund, on July 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$22,944	Fidelity Managed Retirement 2025 Fund℠
$37,171	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 7.99% for the 12 months ending July 31, 2019, beginning the new year on a high note after enduring a historically volatile final quarter of 2018. Upbeat company earnings/outlooks and signs the Federal Reserve may pause on rates boosted stocks to an all-time high on April 30. In May, however, volatility spiked and stocks returned -6.35% for the month amid the Fed’s decision to hold interest rates steady and signal that it had little appetite to adjust them any time soon, as well as retaliatory tariffs imposed on the U.S. by China. The downtrend was similar to late 2018, when many investors fled from risk assets on elevated concerns about future economic growth, global trade and tighter monetary policy. The bull market roared back in June, with the S&P 500® rising 7.05%, and recorded a series of all-time highs in a productive July (+1.44%). For the full 12 months, growth stocks outpaced value, while large-caps handily bested small-caps. By sector, information technology (+19%) led the way, and three defensive groups also stood out – real estate (+18%), utilities (+17%) and consumer staples (+15%). In contrast, energy (-16%) materials (0%) and financials (+3%) lagged.Looking abroad, international equities returned -2.10% for the 12 months, according to the MSCI ACWI (All Country World Index) ex USA Index. Stocks entered 2019 battered after a historically volatile final quarter of 2018. However, the index rallied 10.37% in the first quarter of 2019, after the U.S. Federal Reserve’s January decision to backpedal on its earlier expectation for multiple interest rate hikes in 2019. A dovish shift in monetary policy expectations among other central banks also bolstered stocks in the second half of the one-year period, as did policy stimulus in China that stabilized that country’s economic growth trajectory. In the second quarter of 2019, renewed trade tension between the U.S. and China, along with growing concerns about sluggish global economic growth, tempered investors’ enthusiasm for equities, though the index still advanced 3.07%.In fixed income, U.S. taxable investment-grade bonds advanced broadly for the year, driven by a change in direction for U.S. policy interest rates, slower global economic growth and uncertainty regarding trade policy. The Bloomberg Barclays U.S. Aggregate Bond Index gained 8.08%. Early in the period, spreads between shorter-term and longer-term Treasury bonds remained tight, due to escalating global trade tension. Market yields rose in September and early October on expectations for higher inflation. Yields then declined and credit spreads widened in November and December because of disappointing U.S. manufacturing data and signs of a global economic slowdown. Yield spreads narrowed notably in January, as the U.S. Federal Reserve said it would be “patient” with policy rate hikes, and that future increases largely would depend on economic data. Yields continued to decline in the spring, amid rising international trade tension and attacks on oil tankers in the Middle East, and then tumbled further in July, when the Fed cut interest rates for the first time since 2008. Within the Bloomberg Barclays index, corporate bonds gained 10.42%, topping the 7.57% advance of U.S. Treasuries. Securitized bonds rose 6.88%, led by commercial mortgage-backed securities (+9.21%).

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:  For the fiscal year, returns for Fidelity Managed Retirement Funds’ share classes (excluding sales charges, if applicable) ranged from about 4% to about 5%, with performance trending higher among the funds for investors further into retirement. Funds for investors well into retirement – those with more exposure to fixed-income and short-term securities and lower equity exposure – fared a bit better than Funds for those with a longer expected retirement horizon – those that invest in a greater percentage of equities and less fixed-income and short-term debt exposure. Versus Composites, each Fidelity Managed Retirement Fund underperformed by about one to two percentage points this period, primarily due to active asset allocation. Specifically, a non-Composite allocation to commodities was the largest detractor, as this asset class returned -5.36% the past year, as measured by the Bloomberg Barclays Commodity Index. Underweighting two stronger-performing asset classes – U.S. equities and investment-grade bonds – and overweighting weaker-performing non-U.S. equities also hindered the Funds’ relative results.Partially offsetting that relative weakness was an overweighted allocation to strong-performing long-term U.S. Treasury bonds, which returned about 14%, as measured by the Bloomberg Barclays U.S. Long-Term Treasury Bond Index. In terms of the performance of the underlying investment funds, allocations to investment-grade bonds and non-U.S. equities outperformed their respective asset-class benchmarks, while the Funds’ exposure to U.S. equity funds detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  The Retail and Advisor classes of Managed Retirement Funds were reopened on April 1, 2019, and June 3, 2019, respectively.

Fidelity Managed Retirement Income Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2019

% of fund's net assets
Fidelity Series Treasury Bill Index Fund	13.7
Fidelity Series Inflation-Protected Bond Index Fund	13.4
Fidelity Series Investment Grade Bond Fund	11.2
Fidelity Series Government Bond Index Fund	10.6
Fidelity Series Investment Grade Securitized Fund	8.0
Fidelity Series Corporate Bond Fund	7.7
Fidelity Series Short-Term Credit Fund	4.6
Fidelity Series Government Money Market Fund 2.38%	4.6
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
Fidelity Series Commodity Strategy Fund	3.5
80.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	11.1%
International Equity Funds	9.4%
Bond Funds	56.6%
Short-Term Funds	22.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement Income Fund℠

Schedule of Investments July 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 11.1%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	1,986	$20,173
Fidelity Series Blue Chip Growth Fund (a)	2,238	34,827
Fidelity Series Commodity Strategy Fund (a)	47,255	220,681
Fidelity Series Growth Company Fund (a)	3,951	69,699
Fidelity Series Intrinsic Opportunities Fund (a)	5,178	85,017
Fidelity Series Large Cap Stock Fund (a)	4,958	74,623
Fidelity Series Large Cap Value Index Fund (a)	1,661	21,580
Fidelity Series Opportunistic Insights Fund (a)	2,060	38,453
Fidelity Series Small Cap Discovery Fund (a)	942	10,573
Fidelity Series Small Cap Opportunities Fund (a)	2,270	31,878
Fidelity Series Stock Selector Large Cap Value Fund (a)	4,653	57,653
Fidelity Series Value Discovery Fund (a)	3,164	41,264
TOTAL DOMESTIC EQUITY FUNDS
(Cost $695,023)		706,421

International Equity Funds - 9.4%
Fidelity Series Canada Fund (a)	1,587	17,267
Fidelity Series Emerging Markets Fund (a)	2,467	23,291
Fidelity Series Emerging Markets Opportunities Fund (a)	11,146	209,317
Fidelity Series International Growth Fund (a)	9,737	158,131
Fidelity Series International Small Cap Fund (a)	2,134	34,041
Fidelity Series International Value Fund (a)	15,765	148,030
Fidelity Series Overseas Fund (a)	364	3,579
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $590,527)		593,656

Bond Funds - 56.6%
Fidelity Series Corporate Bond Fund (a)	46,321	488,227
Fidelity Series Emerging Markets Debt Fund (a)	4,632	45,351
Fidelity Series Floating Rate High Income Fund (a)	1,010	9,415
Fidelity Series Government Bond Index Fund (a)	64,186	669,456
Fidelity Series High Income Fund (a)	5,017	47,607
Fidelity Series Inflation-Protected Bond Index Fund (a)	84,395	846,480
Fidelity Series International Credit Fund (a)	413	4,229
Fidelity Series Investment Grade Bond Fund (a)	62,239	712,639
Fidelity Series Investment Grade Securitized Fund (a)	48,767	505,225
Fidelity Series Long-Term Treasury Bond Index Fund (a)	24,441	227,793
Fidelity Series Real Estate Income Fund (a)	2,686	30,112
TOTAL BOND FUNDS
(Cost $3,480,138)		3,586,534

Short-Term Funds - 22.9%
Fidelity Series Government Money Market Fund 2.38% (a)(b)	289,722	289,722
Fidelity Series Short-Term Credit Fund (a)	28,863	289,787
Fidelity Series Treasury Bill Index Fund (a)	86,970	868,825
TOTAL SHORT-TERM FUNDS
(Cost $1,446,880)		1,448,334
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,212,568)		6,334,945
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,440)
NET ASSETS - 100%		$6,332,505

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$363	$--	$376	$--	$192	$(179)	$--
Fidelity Series All-Sector Equity Fund	49,054	11,114	36,633	5,235	(118)	(3,244)	20,173
Fidelity Series Blue Chip Growth Fund	51,872	14,842	31,699	5,112	2,893	(3,081)	34,827
Fidelity Series Canada Fund	16,098	7,624	6,795	323	31	309	17,267
Fidelity Series Commodity Strategy Fund	140,965	142,422	45,117	8,152	(623)	(16,966)	220,681
Fidelity Series Corporate Bond Fund	--	523,862	60,149	6,572	490	24,024	488,227
Fidelity Series Emerging Markets Debt Fund	40,866	15,347	11,268	2,320	(715)	1,121	45,351
Fidelity Series Emerging Markets Fund	--	27,825	4,101	88	(55)	(378)	23,291
Fidelity Series Emerging Markets Opportunities Fund	216,061	101,339	96,057	16,116	(1,158)	(10,868)	209,317
Fidelity Series Floating Rate High Income Fund	17,678	2,049	9,961	877	(222)	(129)	9,415
Fidelity Series Government Bond Index Fund	--	726,769	78,335	5,813	492	20,530	669,456
Fidelity Series Government Money Market Fund 2.38%	1,425,208	104,268	1,239,754	18,605	--	--	289,722
Fidelity Series Growth Company Fund	104,920	30,869	64,143	8,285	6,849	(8,796)	69,699
Fidelity Series High Income Fund	92,089	10,896	54,493	4,658	(1,429)	544	47,607
Fidelity Series Inflation-Protected Bond Index Fund	740,627	316,773	235,907	15,246	(1,826)	26,813	846,480
Fidelity Series International Credit Fund	4,998	246	1,190	246	(16)	191	4,229
Fidelity Series International Growth Fund	158,436	68,588	70,993	9,183	1,485	615	158,131
Fidelity Series International Small Cap Fund	37,953	15,079	15,408	3,111	(33)	(3,550)	34,041
Fidelity Series International Value Fund	158,963	61,572	57,086	5,020	(285)	(15,134)	148,030
Fidelity Series Intrinsic Opportunities Fund	124,494	23,094	50,453	7,690	2,956	(15,074)	85,017
Fidelity Series Investment Grade Bond Fund	2,621,965	183,471	2,143,177	58,687	(44,520)	94,900	712,639
Fidelity Series Investment Grade Securitized Fund	--	546,208	52,987	5,473	178	11,826	505,225
Fidelity Series Large Cap Stock Fund	112,022	29,922	60,438	9,809	1,892	(8,775)	74,623
Fidelity Series Large Cap Value Index Fund	31,263	5,905	15,815	1,077	917	(690)	21,580
Fidelity Series Long-Term Treasury Bond Index Fund	251,140	119,663	172,034	7,842	3,206	25,818	227,793
Fidelity Series Opportunistic Insights Fund	56,495	13,987	32,343	3,553	2,272	(1,958)	38,453
Fidelity Series Overseas Fund	--	3,586	--	--	--	(7)	3,579
Fidelity Series Real Estate Income Fund	33,223	5,763	9,547	2,087	(178)	851	30,112
Fidelity Series Short-Term Credit Fund	356,417	59,931	131,560	7,731	(1,199)	6,198	289,787
Fidelity Series Small Cap Discovery Fund	15,239	3,507	7,428	983	170	(915)	10,573
Fidelity Series Small Cap Opportunities Fund	46,830	12,253	24,448	4,013	3,027	(5,784)	31,878
Fidelity Series Stock Selector Large Cap Value Fund	85,509	18,746	44,366	5,357	370	(2,606)	57,653
Fidelity Series Treasury Bill Index Fund	--	956,440	87,636	7,625	(10)	31	868,825
Fidelity Series Value Discovery Fund	60,488	11,282	29,224	2,707	465	(1,747)	41,264
	$7,051,236	$4,175,242	$4,980,921	$239,596	$(24,502)	$113,890	$6,334,945

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $6,212,568)	$6,334,945
Total Investment in Securities (cost $6,212,568)		$6,334,945
Cash		1
Receivable for investments sold		28,304
Total assets		6,363,250
Liabilities
Payable for investments purchased	$27,565
Payable for fund shares redeemed	739
Accrued management fee	2,381
Distribution and service plan fees payable	60
Total liabilities		30,745
Net Assets		$6,332,505
Net Assets consist of:
Paid in capital		$6,192,910
Total distributable earnings (loss)		139,595
Net Assets		$6,332,505
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($176,926 ÷ 3,064.07 shares)(a)		$57.74
Maximum offering price per share (100/94.25 of $57.74)		$61.26
Fidelity Managed Retirement Income:
Net Asset Value, offering price and redemption price per share ($6,059,807 ÷ 104,965.27 shares)		$57.73
Class I:
Net Asset Value, offering price and redemption price per share ($95,772 ÷ 1,659.43 shares)		$57.71

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2019
Investment Income
Dividends:
Affiliated issuers		$155,784
Expenses
Management fee	$28,205
Distribution and service plan fees	962
Independent trustees' fees and expenses	28
Total expenses		29,195
Net investment income (loss)		126,589
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(24,502)
Capital gain distributions from underlying funds:
Affiliated issuers	83,812
Total net realized gain (loss)		59,310
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	113,890
Total change in net unrealized appreciation (depreciation)		113,890
Net gain (loss)		173,200
Net increase (decrease) in net assets resulting from operations		$299,789

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2019	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$126,589	$173,208
Net realized gain (loss)	59,310	219,717
Change in net unrealized appreciation (depreciation)	113,890	(129,434)
Net increase (decrease) in net assets resulting from operations	299,789	263,491
Distributions to shareholders	(276,381)	–
Distributions to shareholders from net investment income	–	(174,936)
Distributions to shareholders from net realized gain	–	(724,656)
Total distributions	(276,381)	(899,592)
Share transactions - net increase (decrease)	(739,305)	(3,658,643)
Total increase (decrease) in net assets	(715,897)	(4,294,744)
Net Assets
Beginning of period	7,048,402	11,343,146
End of period	$6,332,505	$7,048,402
Other Information
Undistributed net investment income end of period		$11,925

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement Income Fund Class A

Years ended July 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$57.55	$61.00	$59.02	$58.61	$57.41
Income from Investment Operations
Net investment income (loss)A	1.029	.884	.756	.758	.686
Net realized and unrealized gain (loss)	1.594	.494	2.008	.457	1.311
Total from investment operations	2.623	1.378	2.764	1.215	1.997
Distributions from net investment income	(1.047)	(.853)	(.717)	(.754)	(.658)
Distributions from net realized gain	(1.386)	(3.975)	(.067)	(.051)	(.139)
Total distributions	(2.433)	(4.828)	(.784)	(.805)	(.797)
Net asset value, end of period	$57.74	$57.55	$61.00	$59.02	$58.61
Total ReturnB,C	4.78%	2.35%	4.73%	2.12%	3.50%
Ratios to Average Net AssetsD,E
Expenses before reductions	.71%	.71%F	.32%	.25%	.25%
Expenses net of fee waivers, if any	.71%	.71%F	.32%	.25%	.25%
Expenses net of all reductions	.71%	.71%F	.32%	.25%	.25%
Net investment income (loss)	1.83%	1.51%	1.27%	1.32%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$177	$147	$287	$293	$432
Portfolio turnover rateD	68%	19%	111%	47%	33%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund

Years ended July 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$57.54	$61.00	$59.01	$58.61	$57.41
Income from Investment Operations
Net investment income (loss)A	1.170	1.024	.905	.901	.831
Net realized and unrealized gain (loss)	1.589	.512	2.003	.452	1.313
Total from investment operations	2.759	1.536	2.908	1.353	2.144
Distributions from net investment income	(1.183)	(1.021)	(.851)	(.902)	(.805)
Distributions from net realized gain	(1.386)	(3.975)	(.067)	(.051)	(.139)
Total distributions	(2.569)	(4.996)	(.918)	(.953)	(.944)
Net asset value, end of period	$57.73	$57.54	$61.00	$59.01	$58.61
Total ReturnB	5.04%	2.63%	4.98%	2.37%	3.76%
Ratios to Average Net AssetsC,D
Expenses before reductions	.46%	.47%	.07%	- %E	- %E
Expenses net of fee waivers, if any	.46%	.47%	.07%	-%	-%
Expenses net of all reductions	.46%	.46%	.07%	-%	-%
Net investment income (loss)	2.08%	1.76%	1.52%	1.57%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$6,060	$6,734	$10,828	$13,227	$14,208
Portfolio turnover rateC	68%	19%	111%	47%	33%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund Class I

Years ended July 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$57.52	$60.99	$58.99	$58.59	$57.39
Income from Investment Operations
Net investment income (loss)A	1.167	1.025	.906	.899	.830
Net realized and unrealized gain (loss)	1.593	.500	2.013	.454	1.314
Total from investment operations	2.760	1.525	2.919	1.353	2.144
Distributions from net investment income	(1.184)	(1.020)	(.852)	(.902)	(.805)
Distributions from net realized gain	(1.386)	(3.975)	(.067)	(.051)	(.139)
Total distributions	(2.570)	(4.995)	(.919)	(.953)	(.944)
Net asset value, end of period	$57.71	$57.52	$60.99	$58.99	$58.59
Total ReturnB	5.04%	2.62%	5.01%	2.37%	3.76%
Ratios to Average Net AssetsC,D
Expenses before reductions	.46%	.46%E	.07%	- %F	- %F
Expenses net of fee waivers, if any	.46%	.46%E	.07%	-%	-%
Expenses net of all reductions	.46%	.46%E	.07%	-%	-%
Net investment income (loss)	2.08%	1.76%	1.52%	1.57%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$96	$61	$94	$131	$90
Portfolio turnover rateC	68%	19%	111%	47%	33%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2005 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2019

% of fund's net assets
Fidelity Series Treasury Bill Index Fund	13.6
Fidelity Series Inflation-Protected Bond Index Fund	12.8
Fidelity Series Investment Grade Bond Fund	11.2
Fidelity Series Government Bond Index Fund	10.5
Fidelity Series Investment Grade Securitized Fund	7.9
Fidelity Series Corporate Bond Fund	7.7
Fidelity Series Short-Term Credit Fund	4.5
Fidelity Series Government Money Market Fund 2.38%	4.5
Fidelity Series Long-Term Treasury Bond Index Fund	3.8
Fidelity Series Emerging Markets Opportunities Fund	3.6
80.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	11.5%
International Equity Funds	9.9%
Bond Funds	56.0%
Short-Term Funds	22.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2005 Fund℠

Schedule of Investments July 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 11.5%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	1,725	$17,530
Fidelity Series Blue Chip Growth Fund (a)	1,962	30,534
Fidelity Series Commodity Strategy Fund (a)	39,662	185,221
Fidelity Series Growth Company Fund (a)	3,485	61,474
Fidelity Series Intrinsic Opportunities Fund (a)	4,572	75,076
Fidelity Series Large Cap Stock Fund (a)	4,375	65,851
Fidelity Series Large Cap Value Index Fund (a)	1,446	18,781
Fidelity Series Opportunistic Insights Fund (a)	1,808	33,750
Fidelity Series Small Cap Discovery Fund (a)	803	9,012
Fidelity Series Small Cap Opportunities Fund (a)	1,987	27,894
Fidelity Series Stock Selector Large Cap Value Fund (a)	4,099	50,788
Fidelity Series Value Discovery Fund (a)	2,779	36,243
TOTAL DOMESTIC EQUITY FUNDS
(Cost $602,632)		612,154

International Equity Funds - 9.9%
Fidelity Series Canada Fund (a)	1,368	14,883
Fidelity Series Emerging Markets Fund (a)	2,237	21,115
Fidelity Series Emerging Markets Opportunities Fund (a)	10,105	189,764
Fidelity Series International Growth Fund (a)	8,509	138,194
Fidelity Series International Small Cap Fund (a)	1,868	29,797
Fidelity Series International Value Fund (a)	13,585	127,566
Fidelity Series Overseas Fund (a)	471	4,632
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $524,423)		525,951

Bond Funds - 56.0%
Fidelity Series Corporate Bond Fund (a)	38,668	407,557
Fidelity Series Emerging Markets Debt Fund (a)	3,888	38,060
Fidelity Series Floating Rate High Income Fund (a)	847	7,898
Fidelity Series Government Bond Index Fund (a)	53,580	558,842
Fidelity Series High Income Fund (a)	4,208	39,933
Fidelity Series Inflation-Protected Bond Index Fund (a)	67,752	679,551
Fidelity Series International Credit Fund (a)	362	3,712
Fidelity Series Investment Grade Bond Fund (a)	51,956	594,892
Fidelity Series Investment Grade Securitized Fund (a)	40,709	421,746
Fidelity Series Long-Term Treasury Bond Index Fund (a)	21,495	200,334
Fidelity Series Real Estate Income Fund (a)	2,251	25,229
TOTAL BOND FUNDS
(Cost $2,885,673)		2,977,754

Short-Term Funds - 22.6%
Fidelity Series Government Money Market Fund 2.38% (a)(b)	240,064	240,064
Fidelity Series Short-Term Credit Fund (a)	23,916	240,115
Fidelity Series Treasury Bill Index Fund (a)	72,064	719,920
TOTAL SHORT-TERM FUNDS
(Cost $1,199,072)		1,200,099
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,211,800)		5,315,958
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,226)
NET ASSETS - 100%		$5,313,732

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$277	$--	$287	$--	$148	$(138)	$--
Fidelity Series All-Sector Equity Fund	50,997	8,107	37,598	5,598	(752)	(3,224)	17,530
Fidelity Series Blue Chip Growth Fund	53,927	10,068	32,154	5,829	2,567	(3,874)	30,534
Fidelity Series Canada Fund	15,975	4,975	6,221	327	(12)	166	14,883
Fidelity Series Commodity Strategy Fund	127,651	107,324	33,500	8,313	(1,196)	(15,058)	185,221
Fidelity Series Corporate Bond Fund	--	433,222	47,020	5,712	895	20,460	407,557
Fidelity Series Emerging Markets Debt Fund	37,340	9,136	8,721	2,159	(567)	872	38,060
Fidelity Series Emerging Markets Fund	--	26,740	5,086	91	(83)	(456)	21,115
Fidelity Series Emerging Markets Opportunities Fund	221,403	79,179	96,671	16,738	(2,243)	(11,904)	189,764
Fidelity Series Floating Rate High Income Fund	15,974	895	8,641	820	(219)	(111)	7,898
Fidelity Series Government Bond Index Fund	--	602,905	62,372	5,054	810	17,499	558,842
Fidelity Series Government Money Market Fund 2.38%	1,225,749	70,292	1,055,977	16,872	--	--	240,064
Fidelity Series Growth Company Fund	109,053	19,746	63,949	8,562	6,917	(10,293)	61,474
Fidelity Series High Income Fund	83,403	4,621	47,116	4,347	(1,546)	571	39,933
Fidelity Series Inflation-Protected Bond Index Fund	623,309	221,856	185,592	13,387	(2,516)	22,494	679,551
Fidelity Series International Credit Fund	3,381	176	--	177	--	155	3,712
Fidelity Series International Growth Fund	156,867	47,010	65,582	9,243	466	(567)	138,194
Fidelity Series International Small Cap Fund	37,609	10,373	14,295	3,131	(468)	(3,422)	29,797
Fidelity Series International Value Fund	157,387	37,072	50,759	5,004	(1,657)	(14,477)	127,566
Fidelity Series Intrinsic Opportunities Fund	129,407	10,144	50,511	8,895	1,445	(15,409)	75,076
Fidelity Series Investment Grade Bond Fund	2,328,440	103,369	1,878,876	54,388	(42,100)	84,059	594,892
Fidelity Series Investment Grade Securitized Fund	--	453,031	41,759	4,754	350	10,124	421,746
Fidelity Series Large Cap Stock Fund	116,432	17,370	59,675	10,343	1,355	(9,631)	65,851
Fidelity Series Large Cap Value Index Fund	32,511	2,598	16,307	1,149	987	(1,008)	18,781
Fidelity Series Long-Term Treasury Bond Index Fund	238,049	89,922	153,088	7,547	2,226	23,225	200,334
Fidelity Series Opportunistic Insights Fund	58,733	8,463	32,952	3,782	2,058	(2,552)	33,750
Fidelity Series Overseas Fund	--	4,634	--	--	--	(2)	4,632
Fidelity Series Real Estate Income Fund	29,933	2,180	7,370	1,973	(293)	779	25,229
Fidelity Series Short-Term Credit Fund	306,599	27,051	97,880	6,896	(947)	5,292	240,115
Fidelity Series Small Cap Discovery Fund	15,858	1,856	7,751	1,019	47	(998)	9,012
Fidelity Series Small Cap Opportunities Fund	48,683	7,293	24,064	4,574	2,474	(6,492)	27,894
Fidelity Series Stock Selector Large Cap Value Fund	88,881	9,682	44,670	5,723	(354)	(2,751)	50,788
Fidelity Series Treasury Bill Index Fund	--	783,309	63,370	6,553	(26)	7	719,920
Fidelity Series Value Discovery Fund	62,881	4,937	29,686	2,900	15	(1,904)	36,243
	$6,376,709	$3,219,536	$4,329,500	$231,860	$(32,219)	$81,432	$5,315,958

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2005 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $5,211,800)	$5,315,958
Total Investment in Securities (cost $5,211,800)		$5,315,958
Cash		2
Receivable for investments sold		35,317
Total assets		5,351,277
Liabilities
Payable for investments purchased	$35,319
Accrued management fee	2,021
Distribution and service plan fees payable	205
Total liabilities		37,545
Net Assets		$5,313,732
Net Assets consist of:
Paid in capital		$5,196,754
Total distributable earnings (loss)		116,978
Net Assets		$5,313,732
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($283,874 ÷ 4,843.09 shares)(a)		$58.61
Maximum offering price per share (100/94.25 of $58.61)		$62.19
Fidelity Managed Retirement 2005:
Net Asset Value, offering price and redemption price per share ($4,695,199 ÷ 80,073.21 shares)		$58.64
Class I:
Net Asset Value, offering price and redemption price per share ($334,659 ÷ 5,710.42 shares)		$58.60

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2019
Investment Income
Dividends:
Affiliated issuers		$145,077
Expenses
Management fee	$26,766
Distribution and service plan fees	2,733
Independent trustees' fees and expenses	26
Total expenses before reductions	29,525
Expense reductions	(2)
Total expenses after reductions		29,523
Net investment income (loss)		115,554
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(32,219)
Capital gain distributions from underlying funds:
Affiliated issuers	86,783
Total net realized gain (loss)		54,564
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	81,432
Total change in net unrealized appreciation (depreciation)		81,432
Net gain (loss)		135,996
Net increase (decrease) in net assets resulting from operations		$251,550

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2019	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$115,554	$130,172
Net realized gain (loss)	54,564	238,798
Change in net unrealized appreciation (depreciation)	81,432	(117,750)
Net increase (decrease) in net assets resulting from operations	251,550	251,220
Distributions to shareholders	(290,975)	–
Distributions to shareholders from net investment income	–	(131,031)
Distributions to shareholders from net realized gain	–	(786,025)
Total distributions	(290,975)	(917,056)
Share transactions - net increase (decrease)	(1,020,674)	(3,118,025)
Total increase (decrease) in net assets	(1,060,099)	(3,783,861)
Net Assets
Beginning of period	6,373,831	10,157,692
End of period	$5,313,732	$6,373,831
Other Information
Undistributed net investment income end of period		$10,199

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2005 Fund Class A

Years ended July 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$58.73	$63.39	$60.26	$60.57	$58.78
Income from Investment Operations
Net investment income (loss)A	1.049	.874	.788	.801	.724
Net realized and unrealized gain (loss)	1.563	.747	3.402	.274	1.910
Total from investment operations	2.612	1.621	4.190	1.075	2.634
Distributions from net investment income	(1.061)	(.861)	(.733)	(.785)	(.698)
Distributions from net realized gain	(1.671)	(5.420)	(.327)	(.600)	(.146)
Total distributions	(2.732)	(6.281)	(1.060)	(1.385)	(.844)
Net asset value, end of period	$58.61	$58.73	$63.39	$60.26	$60.57
Total ReturnB,C	4.69%	2.71%	7.05%	1.88%	4.50%
Ratios to Average Net AssetsD,E
Expenses before reductions	.72%	.74%	.34%	.25%	.25%
Expenses net of fee waivers, if any	.72%	.74%	.34%	.25%	.25%
Expenses net of all reductions	.72%	.74%	.34%	.25%	.25%
Net investment income (loss)	1.83%	1.47%	1.29%	1.38%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$284	$279	$338	$577	$727
Portfolio turnover rateD	57%	24%	136%	45%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2005 Fund

Years ended July 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$58.75	$63.41	$60.27	$60.58	$58.79
Income from Investment Operations
Net investment income (loss)A	1.193	1.027	.942	.945	.874
Net realized and unrealized gain (loss)	1.568	.746	3.403	.277	1.909
Total from investment operations	2.761	1.773	4.345	1.222	2.783
Distributions from net investment income	(1.200)	(1.013)	(.878)	(.932)	(.847)
Distributions from net realized gain	(1.671)	(5.420)	(.327)	(.600)	(.146)
Total distributions	(2.871)	(6.433)	(1.205)	(1.532)	(.993)
Net asset value, end of period	$58.64	$58.75	$63.41	$60.27	$60.58
Total ReturnB	4.97%	2.97%	7.32%	2.14%	4.76%
Ratios to Average Net AssetsC,D
Expenses before reductions	.47%	.49%	.09%	- %E	- %E
Expenses net of fee waivers, if any	.47%	.49%	.09%	-%	-%
Expenses net of all reductions	.47%	.49%	.09%	-%	-%
Net investment income (loss)	2.08%	1.72%	1.54%	1.63%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$4,695	$5,733	$9,236	$7,205	$6,160
Portfolio turnover rateC	57%	24%	136%	45%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2005 Fund Class I

Years ended July 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$58.73	$63.40	$60.27	$60.58	$58.79
Income from Investment Operations
Net investment income (loss)A	1.142	1.015	.942	.945	.875
Net realized and unrealized gain (loss)	1.605	.769	3.394	.277	1.908
Total from investment operations	2.747	1.784	4.336	1.222	2.783
Distributions from net investment income	(1.206)	(1.034)	(.879)	(.932)	(.847)
Distributions from net realized gain	(1.671)	(5.420)	(.327)	(.600)	(.146)
Total distributions	(2.877)	(6.454)	(1.206)	(1.532)	(.993)
Net asset value, end of period	$58.60	$58.73	$63.40	$60.27	$60.58
Total ReturnB	4.94%	2.99%	7.31%	2.14%	4.76%
Ratios to Average Net AssetsC,D
Expenses before reductions	.47%	.50%E	.09%	- %F	- %F
Expenses net of fee waivers, if any	.47%	.50%E	.09%	-%	-%
Expenses net of all reductions	.47%	.50%E	.09%	-%	-%
Net investment income (loss)	2.09%	1.71%	1.54%	1.63%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$335	$21	$32	$30	$31
Portfolio turnover rateC	57%	24%	136%	45%	35%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2019

% of fund's net assets
Fidelity Series Treasury Bill Index Fund	11.2
Fidelity Series Inflation-Protected Bond Index Fund	10.7
Fidelity Series Investment Grade Bond Fund	10.4
Fidelity Series Government Bond Index Fund	9.8
Fidelity Series Investment Grade Securitized Fund	7.4
Fidelity Series Corporate Bond Fund	7.1
Fidelity Series Emerging Markets Opportunities Fund	4.4
Fidelity Series Long-Term Treasury Bond Index Fund	4.0
Fidelity Series Short-Term Credit Fund	3.8
Fidelity Series Government Money Market Fund 2.38%	3.7
72.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	17.0%
International Equity Funds	12.8%
Bond Funds	51.5%
Short-Term Funds	18.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2010 Fund℠

Schedule of Investments July 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 17.0%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	5,187	$52,702
Fidelity Series Blue Chip Growth Fund (a)	5,872	91,376
Fidelity Series Commodity Strategy Fund (a)	70,260	328,115
Fidelity Series Growth Company Fund (a)	10,401	183,479
Fidelity Series Intrinsic Opportunities Fund (a)	13,637	223,921
Fidelity Series Large Cap Stock Fund (a)	13,056	196,487
Fidelity Series Large Cap Value Index Fund (a)	4,343	56,421
Fidelity Series Opportunistic Insights Fund (a)	5,407	100,955
Fidelity Series Small Cap Discovery Fund (a)	2,435	27,345
Fidelity Series Small Cap Opportunities Fund (a)	5,905	82,904
Fidelity Series Stock Selector Large Cap Value Fund (a)	12,241	151,664
Fidelity Series Value Discovery Fund (a)	8,311	108,376
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,555,266)		1,603,745

International Equity Funds - 12.8%
Fidelity Series Canada Fund (a)	3,237	35,214
Fidelity Series Emerging Markets Fund (a)	4,934	46,580
Fidelity Series Emerging Markets Opportunities Fund (a)	22,132	415,644
Fidelity Series International Growth Fund (a)	19,868	322,663
Fidelity Series International Small Cap Fund (a)	4,396	70,113
Fidelity Series International Value Fund (a)	32,151	301,895
Fidelity Series Overseas Fund (a)	1,423	14,003
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,202,878)		1,206,112

Bond Funds - 51.5%
Fidelity Series Corporate Bond Fund (a)	63,484	669,120
Fidelity Series Emerging Markets Debt Fund (a)	6,881	67,367
Fidelity Series Floating Rate High Income Fund (a)	1,499	13,969
Fidelity Series Government Bond Index Fund (a)	87,969	917,512
Fidelity Series High Income Fund (a)	7,437	70,577
Fidelity Series Inflation-Protected Bond Index Fund (a)	100,758	1,010,607
Fidelity Series International Credit Fund (a)	533	5,466
Fidelity Series Investment Grade Bond Fund (a)	85,300	976,691
Fidelity Series Investment Grade Securitized Fund (a)	66,836	692,424
Fidelity Series Long-Term Treasury Bond Index Fund (a)	40,126	373,977
Fidelity Series Real Estate Income Fund (a)	3,987	44,696
TOTAL BOND FUNDS
(Cost $4,698,513)		4,842,406

Short-Term Funds - 18.7%
Fidelity Series Government Money Market Fund 2.38% (a)(b)	350,940	350,940
Fidelity Series Short-Term Credit Fund (a)	34,961	351,007
Fidelity Series Treasury Bill Index Fund (a)	105,348	1,052,425
TOTAL SHORT-TERM FUNDS
(Cost $1,752,873)		1,754,372
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $9,209,530)		9,406,635
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,634)
NET ASSETS - 100%		$9,403,001

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$731	$--	$806	$--	$523	$(448)	$--
Fidelity Series All-Sector Equity Fund	110,047	26,027	73,942	13,559	(912)	(8,518)	52,702
Fidelity Series Blue Chip Growth Fund	116,386	32,213	55,137	13,468	3,346	(5,432)	91,376
Fidelity Series Canada Fund	30,864	12,745	8,770	671	(23)	398	35,214
Fidelity Series Commodity Strategy Fund	187,465	198,397	32,784	12,336	(911)	(24,052)	328,115
Fidelity Series Corporate Bond Fund	--	669,956	33,455	8,673	231	32,388	669,120
Fidelity Series Emerging Markets Debt Fund	54,635	19,538	7,516	3,372	(481)	1,191	67,367
Fidelity Series Emerging Markets Fund	--	54,086	6,492	171	(139)	(875)	46,580
Fidelity Series Emerging Markets Opportunities Fund	404,175	171,385	135,571	31,533	(3,810)	(20,535)	415,644
Fidelity Series Floating Rate High Income Fund	23,248	2,545	11,315	1,259	(316)	(193)	13,969
Fidelity Series Government Bond Index Fund	--	936,878	46,931	7,668	314	27,251	917,512
Fidelity Series Government Money Market Fund 2.38%	1,473,828	134,157	1,257,045	21,122	--	--	350,940
Fidelity Series Growth Company Fund	235,372	71,626	115,811	21,070	8,911	(16,619)	183,479
Fidelity Series High Income Fund	122,552	13,038	63,543	6,727	(2,184)	714	70,577
Fidelity Series Inflation-Protected Bond Index Fund	767,313	366,772	151,515	17,103	(2,322)	30,359	1,010,607
Fidelity Series International Credit Fund	4,978	260	--	259	--	228	5,466
Fidelity Series International Growth Fund	303,082	112,155	93,967	18,739	(26)	1,419	322,663
Fidelity Series International Small Cap Fund	72,673	24,632	19,374	6,367	(641)	(7,177)	70,113
Fidelity Series International Value Fund	304,063	96,775	66,674	10,180	(1,230)	(31,039)	301,895
Fidelity Series Intrinsic Opportunities Fund	279,619	47,462	70,572	20,517	1,595	(34,183)	223,921
Fidelity Series Investment Grade Bond Fund	3,173,905	251,948	2,512,428	76,962	(54,331)	117,597	976,691
Fidelity Series Investment Grade Securitized Fund	--	703,985	27,375	7,226	90	15,724	692,424
Fidelity Series Large Cap Stock Fund	251,300	66,061	103,278	23,773	1,273	(18,869)	196,487
Fidelity Series Large Cap Value Index Fund	70,160	12,166	26,144	2,791	1,215	(976)	56,421
Fidelity Series Long-Term Treasury Bond Index Fund	368,267	177,269	215,656	12,229	2,908	41,189	373,977
Fidelity Series Opportunistic Insights Fund	126,769	31,679	56,956	9,162	2,641	(3,178)	100,955
Fidelity Series Overseas Fund	--	14,014	--	--	--	(11)	14,003
Fidelity Series Real Estate Income Fund	43,474	6,974	6,617	3,023	(269)	1,134	44,696
Fidelity Series Short-Term Credit Fund	368,705	68,303	91,646	8,798	(998)	6,643	351,007
Fidelity Series Small Cap Discovery Fund	34,207	7,390	12,055	2,541	(7)	(2,190)	27,345
Fidelity Series Small Cap Opportunities Fund	105,032	28,084	41,668	10,610	1,755	(10,299)	82,904
Fidelity Series Stock Selector Large Cap Value Fund	191,829	40,907	74,324	13,879	(879)	(5,869)	151,664
Fidelity Series Treasury Bill Index Fund	--	1,090,517	38,138	8,772	(6)	52	1,052,425
Fidelity Series Value Discovery Fund	135,723	23,625	47,027	7,008	(208)	(3,737)	108,376
	$9,360,402	$5,513,569	$5,504,532	$401,568	$(44,891)	$82,087	$9,406,635

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $9,209,530)	$9,406,635
Total Investment in Securities (cost $9,209,530)		$9,406,635
Cash		49
Receivable for investments sold		71,855
Total assets		9,478,539
Liabilities
Payable for investments purchased	$71,347
Payable for fund shares redeemed	500
Accrued management fee	3,603
Distribution and service plan fees payable	88
Total liabilities		75,538
Net Assets		$9,403,001
Net Assets consist of:
Paid in capital		$9,148,230
Total distributable earnings (loss)		254,771
Net Assets		$9,403,001
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($201,822 ÷ 3,581.95 shares)(a)		$56.34
Maximum offering price per share (100/94.25 of $56.34)		$59.78
Fidelity Managed Retirement 2010:
Net Asset Value, offering price and redemption price per share ($9,091,070 ÷ 161,262.19 shares)		$56.37
Class I:
Net Asset Value, offering price and redemption price per share ($110,109 ÷ 1,953.66 shares)		$56.36

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2019
Investment Income
Dividends:
Affiliated issuers		$223,109
Expenses
Management fee	$44,365
Distribution and service plan fees	1,410
Independent trustees' fees and expenses	40
Total expenses		45,815
Net investment income (loss)		177,294
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(44,891)
Capital gain distributions from underlying funds:
Affiliated issuers	178,459
Total net realized gain (loss)		133,568
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	82,087
Total change in net unrealized appreciation (depreciation)		82,087
Net gain (loss)		215,655
Net increase (decrease) in net assets resulting from operations		$392,949

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2019	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$177,294	$172,365
Net realized gain (loss)	133,568	340,300
Change in net unrealized appreciation (depreciation)	82,087	(102,888)
Net increase (decrease) in net assets resulting from operations	392,949	409,777
Distributions to shareholders	(468,982)	–
Distributions to shareholders from net investment income	–	(170,513)
Distributions to shareholders from net realized gain	–	(1,501,816)
Total distributions	(468,982)	(1,672,329)
Share transactions - net increase (decrease)	122,979	(825,258)
Total increase (decrease) in net assets	46,946	(2,087,810)
Net Assets
Beginning of period	9,356,055	11,443,865
End of period	$9,403,001	$9,356,055
Other Information
Undistributed net investment income end of period		$13,606

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2010 Fund Class A

Years ended July 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$56.78	$63.87	$60.07	$61.33	$59.84
Income from Investment Operations
Net investment income (loss)A	.979	.808	.789	.799	.747
Net realized and unrealized gain (loss)	1.401	1.278	4.240	.112	2.210
Total from investment operations	2.380	2.086	5.029	.911	2.957
Distributions from net investment income	(1.001)	(.794)	(.754)	(.794)	(.746)
Distributions from net realized gain	(1.819)	(8.382)	(.475)	(1.377)	(.721)
Total distributions	(2.820)	(9.176)	(1.229)	(2.171)	(1.467)
Net asset value, end of period	$56.34	$56.78	$63.87	$60.07	$61.33
Total ReturnB,C	4.47%	3.60%	8.51%	1.67%	5.00%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%	.78%	.33%	.25%	.25%
Expenses net of fee waivers, if any	.75%	.78%	.33%	.25%	.25%
Expenses net of all reductions	.75%	.78%	.33%	.25%	.25%
Net investment income (loss)	1.78%	1.40%	1.29%	1.38%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$202	$133	$136	$156	$285
Portfolio turnover rateD	62%	21%	117%	26%	26%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund

Years ended July 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$56.80	$63.88	$60.07	$61.33	$59.84
Income from Investment Operations
Net investment income (loss)A	1.113	.955	.942	.944	.900
Net realized and unrealized gain (loss)	1.402	1.280	4.236	.116	2.209
Total from investment operations	2.515	2.235	5.178	1.060	3.109
Distributions from net investment income	(1.126)	(.933)	(.893)	(.943)	(.898)
Distributions from net realized gain	(1.819)	(8.382)	(.475)	(1.377)	(.721)
Total distributions	(2.945)	(9.315)	(1.368)	(2.320)	(1.619)
Net asset value, end of period	$56.37	$56.80	$63.88	$60.07	$61.33
Total ReturnB	4.73%	3.87%	8.78%	1.93%	5.27%
Ratios to Average Net AssetsC,D
Expenses before reductions	.50%	.53%	.08%	- %E	- %E
Expenses net of fee waivers, if any	.50%	.53%	.08%	-%	-%
Expenses net of all reductions	.50%	.53%	.08%	-%	-%
Net investment income (loss)	2.02%	1.65%	1.54%	1.63%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$9,091	$9,054	$11,140	$13,819	$17,079
Portfolio turnover rateC	62%	21%	117%	26%	26%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund Class I

Years ended July 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$56.79	$63.88	$60.07	$61.33	$59.84
Income from Investment Operations
Net investment income (loss)A	1.105	.950	.942	.942	.902
Net realized and unrealized gain (loss)	1.414	1.280	4.238	.118	2.207
Total from investment operations	2.519	2.230	5.180	1.060	3.109
Distributions from net investment income	(1.130)	(.938)	(.895)	(.943)	(.898)
Distributions from net realized gain	(1.819)	(8.382)	(.475)	(1.377)	(.721)
Total distributions	(2.949)	(9.320)	(1.370)	(2.320)	(1.619)
Net asset value, end of period	$56.36	$56.79	$63.88	$60.07	$61.33
Total ReturnB	4.74%	3.86%	8.78%	1.93%	5.26%
Ratios to Average Net AssetsC,D
Expenses before reductions	.50%	.53%	.08%	- %E	- %E
Expenses net of fee waivers, if any	.50%	.53%	.08%	-%	-%
Expenses net of all reductions	.50%	.53%	.08%	-%	-%
Net investment income (loss)	2.03%	1.65%	1.54%	1.63%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$110	$35	$33	$31	$32
Portfolio turnover rateC	62%	21%	117%	26%	26%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	9.5
Fidelity Series Treasury Bill Index Fund	9.1
Fidelity Series Government Bond Index Fund	9.0
Fidelity Series Inflation-Protected Bond Index Fund	8.7
Fidelity Series Investment Grade Securitized Fund	6.8
Fidelity Series Corporate Bond Fund	6.5
Fidelity Series Emerging Markets Opportunities Fund	5.0
Fidelity Series International Growth Fund	4.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
Fidelity Series International Value Fund	4.0
67.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	22.5%
International Equity Funds	15.6%
Bond Funds	46.7%
Short-Term Funds	15.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2015 Fund℠

Schedule of Investments July 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 22.5%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	3,569	$36,259
Fidelity Series Blue Chip Growth Fund (a)	4,044	62,921
Fidelity Series Commodity Strategy Fund (a)	34,550	161,347
Fidelity Series Growth Company Fund (a)	7,168	126,450
Fidelity Series Intrinsic Opportunities Fund (a)	9,399	154,328
Fidelity Series Large Cap Stock Fund (a)	8,997	135,412
Fidelity Series Large Cap Value Index Fund (a)	2,989	38,823
Fidelity Series Opportunistic Insights Fund (a)	3,724	69,530
Fidelity Series Small Cap Discovery Fund (a)	1,671	18,769
Fidelity Series Small Cap Opportunities Fund (a)	4,053	56,900
Fidelity Series Stock Selector Large Cap Value Fund (a)	8,435	104,504
Fidelity Series Value Discovery Fund (a)	5,725	74,651
TOTAL DOMESTIC EQUITY FUNDS
(Cost $994,817)		1,039,894

International Equity Funds - 15.6%
Fidelity Series Canada Fund (a)	1,991	21,667
Fidelity Series Emerging Markets Fund (a)	2,793	26,368
Fidelity Series Emerging Markets Opportunities Fund (a)	12,378	232,452
Fidelity Series International Growth Fund (a)	12,084	196,251
Fidelity Series International Small Cap Fund (a)	2,690	42,909
Fidelity Series International Value Fund (a)	19,785	185,785
Fidelity Series Overseas Fund (a)	1,471	14,479
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $717,352)		719,911

Bond Funds - 46.7%
Fidelity Series Corporate Bond Fund (a)	28,669	302,167
Fidelity Series Emerging Markets Debt Fund (a)	3,378	33,075
Fidelity Series Floating Rate High Income Fund (a)	738	6,880
Fidelity Series Government Bond Index Fund (a)	39,726	414,341
Fidelity Series High Income Fund (a)	3,657	34,706
Fidelity Series Inflation-Protected Bond Index Fund (a)	40,025	401,453
Fidelity Series International Credit Fund (a)	232	2,376
Fidelity Series Investment Grade Bond Fund (a)	38,521	441,064
Fidelity Series Investment Grade Securitized Fund (a)	30,183	312,694
Fidelity Series Long-Term Treasury Bond Index Fund (a)	20,236	188,601
Fidelity Series Real Estate Income Fund (a)	1,963	22,008
TOTAL BOND FUNDS
(Cost $2,095,280)		2,159,365

Short-Term Funds - 15.2%
Fidelity Series Government Money Market Fund 2.38% (a)(b)	140,280	140,280
Fidelity Series Short-Term Credit Fund (a)	13,975	140,305
Fidelity Series Treasury Bill Index Fund (a)	42,110	420,683
TOTAL SHORT-TERM FUNDS
(Cost $700,525)		701,268
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,507,974)		4,620,438
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,890)
NET ASSETS - 100%		$4,618,548

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$367	$--	$380	$--	$259	$(246)	$--
Fidelity Series All-Sector Equity Fund	65,654	21,028	44,682	8,470	(1,309)	(4,432)	36,259
Fidelity Series Blue Chip Growth Fund	69,440	28,415	34,189	8,194	1,468	(2,213)	62,921
Fidelity Series Canada Fund	17,295	9,608	5,490	377	(13)	267	21,667
Fidelity Series Commodity Strategy Fund	85,015	112,826	24,959	5,556	(1,067)	(10,468)	161,347
Fidelity Series Corporate Bond Fund	--	333,099	45,131	3,786	259	13,940	302,167
Fidelity Series Emerging Markets Debt Fund	24,711	13,845	5,831	1,569	(255)	605	33,075
Fidelity Series Emerging Markets Fund	--	31,258	4,374	89	(31)	(485)	26,368
Fidelity Series Emerging Markets Opportunities Fund	209,224	113,470	77,916	16,401	(1,745)	(10,581)	232,452
Fidelity Series Floating Rate High Income Fund	10,438	2,138	5,495	553	(121)	(80)	6,880
Fidelity Series Government Bond Index Fund	--	465,139	62,699	3,346	275	11,626	414,341
Fidelity Series Government Money Market Fund 2.38%	535,787	77,439	472,946	7,832	--	--	140,280
Fidelity Series Growth Company Fund	140,421	62,750	72,297	13,315	3,528	(7,952)	126,450
Fidelity Series High Income Fund	55,599	10,926	31,208	3,117	(887)	276	34,706
Fidelity Series Inflation-Protected Bond Index Fund	279,847	201,176	90,345	6,423	(1,040)	11,815	401,453
Fidelity Series International Credit Fund	2,164	113	--	114	--	99	2,376
Fidelity Series International Growth Fund	169,750	82,158	56,926	10,605	(46)	1,315	196,251
Fidelity Series International Small Cap Fund	40,713	19,399	12,823	3,612	(539)	(3,841)	42,909
Fidelity Series International Value Fund	170,291	73,670	39,886	5,757	(850)	(17,440)	185,785
Fidelity Series Intrinsic Opportunities Fund	166,669	54,194	46,091	12,519	151	(20,595)	154,328
Fidelity Series Investment Grade Bond Fund	1,326,218	189,973	1,102,836	32,499	(22,064)	49,773	441,064
Fidelity Series Investment Grade Securitized Fund	--	349,982	44,143	3,151	112	6,743	312,694
Fidelity Series Large Cap Stock Fund	149,922	60,647	64,786	14,684	182	(10,553)	135,412
Fidelity Series Large Cap Value Index Fund	41,863	13,116	16,453	1,747	500	(203)	38,823
Fidelity Series Long-Term Treasury Bond Index Fund	171,087	118,587	122,381	5,796	1,325	19,983	188,601
Fidelity Series Opportunistic Insights Fund	75,636	29,313	35,438	5,724	1,033	(1,014)	69,530
Fidelity Series Overseas Fund	--	14,505	--	--	--	(26)	14,479
Fidelity Series Real Estate Income Fund	19,406	6,413	4,277	1,360	(87)	553	22,008
Fidelity Series Short-Term Credit Fund	134,079	49,139	45,060	3,294	(333)	2,480	140,305
Fidelity Series Small Cap Discovery Fund	20,413	7,621	8,051	1,593	(47)	(1,167)	18,769
Fidelity Series Small Cap Opportunities Fund	62,657	26,759	27,705	6,445	684	(5,495)	56,900
Fidelity Series Stock Selector Large Cap Value Fund	114,445	39,892	45,962	8,676	(856)	(3,015)	104,504
Fidelity Series Treasury Bill Index Fund	--	477,016	56,319	3,363	(41)	27	420,683
Fidelity Series Value Discovery Fund	80,978	25,811	29,944	4,368	(312)	(1,882)	74,651
	$4,240,089	$3,121,425	$2,737,023	$204,335	$(21,867)	$17,814	$4,620,438

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $4,507,974)	$4,620,438
Total Investment in Securities (cost $4,507,974)		$4,620,438
Receivable for investments sold		44,305
Receivable for fund shares sold		5,000
Total assets		4,669,743
Liabilities
Payable for investments purchased	$48,010
Payable for fund shares redeemed	1,296
Accrued management fee	1,779
Distribution and service plan fees payable	110
Total liabilities		51,195
Net Assets		$4,618,548
Net Assets consist of:
Paid in capital		$4,470,412
Total distributable earnings (loss)		148,136
Net Assets		$4,618,548
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($244,178 ÷ 4,596.02 shares)(a)		$53.13
Maximum offering price per share (100/94.25 of $53.13)		$56.37
Fidelity Managed Retirement 2015:
Net Asset Value, offering price and redemption price per share ($4,087,467 ÷ 76,956.11 shares)		$53.11
Class I:
Net Asset Value, offering price and redemption price per share ($286,903 ÷ 5,401.36 shares)		$53.12

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2019
Investment Income
Dividends:
Affiliated issuers		$102,233
Expenses
Management fee	$21,801
Distribution and service plan fees	1,384
Independent trustees' fees and expenses	18
Total expenses		23,203
Net investment income (loss)		79,030
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(21,867)
Capital gain distributions from underlying funds:
Affiliated issuers	102,102
Total net realized gain (loss)		80,235
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	17,814
Total change in net unrealized appreciation (depreciation)		17,814
Net gain (loss)		98,049
Net increase (decrease) in net assets resulting from operations		$177,079

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2019	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$79,030	$72,702
Net realized gain (loss)	80,235	201,439
Change in net unrealized appreciation (depreciation)	17,814	(44,800)
Net increase (decrease) in net assets resulting from operations	177,079	229,341
Distributions to shareholders	(238,281)	–
Distributions to shareholders from net investment income	–	(72,474)
Distributions to shareholders from net realized gain	–	(1,056,365)
Total distributions	(238,281)	(1,128,839)
Share transactions - net increase (decrease)	441,794	(469,197)
Total increase (decrease) in net assets	380,592	(1,368,695)
Net Assets
Beginning of period	4,237,956	5,606,651
End of period	$4,618,548	$4,237,956
Other Information
Undistributed net investment income end of period		$5,254

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2015 Fund Class A

Years ended July 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$53.98	$64.42	$59.82	$61.43	$59.85
Income from Investment Operations
Net investment income (loss)A	.887	.739	.798	.797	.753
Net realized and unrealized gain (loss)	1.236	1.737	4.786	(.018)	2.384
Total from investment operations	2.123	2.476	5.584	.779	3.137
Distributions from net investment income	(.884)	(.726)	(.755)	(.795)	(.751)
Distributions from net realized gain	(2.089)	(12.190)	(.229)	(1.594)	(.806)
Total distributions	(2.973)	(12.916)	(.984)	(2.389)	(1.557)
Net asset value, end of period	$53.13	$53.98	$64.42	$59.82	$61.43
Total ReturnB,C	4.26%	4.46%	9.45%	1.47%	5.31%
Ratios to Average Net AssetsD,E
Expenses before reductions	.78%	.83%	.33%	.25%	.25%
Expenses net of fee waivers, if any	.78%	.83%	.33%	.25%	.25%
Expenses net of all reductions	.78%	.82%	.33%	.25%	.25%
Net investment income (loss)	1.71%	1.34%	1.30%	1.38%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$244	$246	$289	$280	$300
Portfolio turnover rateD	67%	20%	106%	33%	24%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund

Years ended July 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$53.97	$64.41	$59.81	$61.42	$59.82
Income from Investment Operations
Net investment income (loss)A	1.017	.879	.950	.940	.905
Net realized and unrealized gain (loss)	1.226	1.740	4.778	(.017)	2.396
Total from investment operations	2.243	2.619	5.728	.923	3.301
Distributions from net investment income	(1.014)	(.869)	(.899)	(.939)	(.895)
Distributions from net realized gain	(2.089)	(12.190)	(.229)	(1.594)	(.806)
Total distributions	(3.103)	(13.059)	(1.128)	(2.533)	(1.701)
Net asset value, end of period	$53.11	$53.97	$64.41	$59.81	$61.42
Total ReturnB	4.50%	4.73%	9.71%	1.73%	5.60%
Ratios to Average Net AssetsC,D
Expenses before reductions	.53%	.58%	.08%	- %E	- %E
Expenses net of fee waivers, if any	.53%	.58%	.08%	-%	-%
Expenses net of all reductions	.53%	.57%	.08%	-%	-%
Net investment income (loss)	1.96%	1.59%	1.55%	1.63%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$4,087	$3,714	$4,885	$6,996	$8,622
Portfolio turnover rateC	67%	20%	106%	33%	24%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund Class I

Years ended July 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$53.98	$64.42	$59.81	$61.42	$59.83
Income from Investment Operations
Net investment income (loss)A	1.015	.877	.951	.940	.906
Net realized and unrealized gain (loss)	1.227	1.742	4.788	(.017)	2.385
Total from investment operations	2.242	2.619	5.739	.923	3.291
Distributions from net investment income	(1.013)	(.869)	(.900)	(.939)	(.895)
Distributions from net realized gain	(2.089)	(12.190)	(.229)	(1.594)	(.806)
Total distributions	(3.102)	(13.059)	(1.129)	(2.533)	(1.701)
Net asset value, end of period	$53.12	$53.98	$64.42	$59.81	$61.42
Total ReturnB	4.50%	4.73%	9.73%	1.73%	5.58%
Ratios to Average Net AssetsC,D
Expenses before reductions	.53%	.58%	.08%	- %E	- %E
Expenses net of fee waivers, if any	.53%	.58%	.08%	-%	-%
Expenses net of all reductions	.53%	.57%	.08%	-%	-%
Net investment income (loss)	1.97%	1.59%	1.55%	1.63%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$287	$185	$252	$232	$228
Portfolio turnover rateC	67%	20%	106%	33%	24%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	8.8
Fidelity Series Government Bond Index Fund	8.2
Fidelity Series Treasury Bill Index Fund	7.0
Fidelity Series Inflation-Protected Bond Index Fund	6.8
Fidelity Series Investment Grade Securitized Fund	6.2
Fidelity Series Corporate Bond Fund	6.0
Fidelity Series Emerging Markets Opportunities Fund	5.7
Fidelity Series International Growth Fund	5.1
Fidelity Series International Value Fund	4.8
Fidelity Series Intrinsic Opportunities Fund	4.3
62.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	27.7%
International Equity Funds	18.3%
Bond Funds	42.3%
Short-Term Funds	11.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2020 Fund℠

Schedule of Investments July 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 27.7%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	4,531	$46,035
Fidelity Series Blue Chip Growth Fund (a)	5,143	80,030
Fidelity Series Commodity Strategy Fund (a)	34,554	161,366
Fidelity Series Growth Company Fund (a)	9,128	161,023
Fidelity Series Intrinsic Opportunities Fund (a)	11,971	196,570
Fidelity Series Large Cap Stock Fund (a)	11,459	172,457
Fidelity Series Large Cap Value Index Fund (a)	3,796	49,304
Fidelity Series Opportunistic Insights Fund (a)	4,738	88,457
Fidelity Series Small Cap Discovery Fund (a)	2,113	23,734
Fidelity Series Small Cap Opportunities Fund (a)	5,144	72,226
Fidelity Series Stock Selector Large Cap Value Fund (a)	10,738	133,049
Fidelity Series Value Discovery Fund (a)	7,284	94,984
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,225,144)		1,279,235

International Equity Funds - 18.3%
Fidelity Series Canada Fund (a)	2,374	25,829
Fidelity Series Emerging Markets Fund (a)	3,155	29,788
Fidelity Series Emerging Markets Opportunities Fund (a)	14,022	263,325
Fidelity Series International Growth Fund (a)	14,355	233,125
Fidelity Series International Small Cap Fund (a)	3,180	50,720
Fidelity Series International Value Fund (a)	23,589	221,500
Fidelity Series Overseas Fund (a)	1,986	19,539
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $838,235)		843,826

Bond Funds - 42.3%
Fidelity Series Corporate Bond Fund (a)	26,278	276,974
Fidelity Series Emerging Markets Debt Fund (a)	3,378	33,070
Fidelity Series Floating Rate High Income Fund (a)	741	6,905
Fidelity Series Government Bond Index Fund (a)	36,414	379,794
Fidelity Series High Income Fund (a)	3,662	34,753
Fidelity Series Inflation-Protected Bond Index Fund (a)	31,340	314,339
Fidelity Series International Credit Fund (a)	186	1,904
Fidelity Series Investment Grade Bond Fund (a)	35,309	404,292
Fidelity Series Investment Grade Securitized Fund (a)	27,666	286,623
Fidelity Series Long-Term Treasury Bond Index Fund (a)	20,792	193,779
Fidelity Series Real Estate Income Fund (a)	1,966	22,038
TOTAL BOND FUNDS
(Cost $1,894,145)		1,954,471

Short-Term Funds - 11.7%
Fidelity Series Government Money Market Fund 2.38% (a)(b)	107,728	107,728
Fidelity Series Short-Term Credit Fund (a)	10,731	107,744
Fidelity Series Treasury Bill Index Fund (a)	32,339	323,064
TOTAL SHORT-TERM FUNDS
(Cost $537,745)		538,536
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,495,269)		4,616,068
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,898)
NET ASSETS - 100%		$4,614,170

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$524	$--	$577	$--	$434	$(381)	$--
Fidelity Series All-Sector Equity Fund	65,947	42,448	56,793	8,390	(3,415)	(2,152)	46,035
Fidelity Series Blue Chip Growth Fund	69,753	67,397	55,943	8,337	(13)	(1,164)	80,030
Fidelity Series Canada Fund	16,716	19,567	10,706	358	(49)	301	25,829
Fidelity Series Commodity Strategy Fund	69,399	154,720	51,489	4,564	(4,242)	(7,022)	161,366
Fidelity Series Corporate Bond Fund	--	347,119	82,897	3,517	491	12,261	276,974
Fidelity Series Emerging Markets Debt Fund	20,116	24,718	12,148	1,396	(705)	1,089	33,070
Fidelity Series Emerging Markets Fund	--	41,543	10,558	79	(458)	(739)	29,788
Fidelity Series Emerging Markets Opportunities Fund	192,304	217,162	129,885	14,572	(5,375)	(10,881)	263,325
Fidelity Series Floating Rate High Income Fund	8,375	4,728	6,014	484	(150)	(34)	6,905
Fidelity Series Government Bond Index Fund	--	481,149	112,859	3,108	872	10,632	379,794
Fidelity Series Government Money Market Fund 2.38%	328,607	94,247	315,126	4,895	--	--	107,728
Fidelity Series Growth Company Fund	141,066	140,337	116,056	12,716	1,798	(6,122)	161,023
Fidelity Series High Income Fund	45,405	23,586	33,655	2,653	(933)	350	34,753
Fidelity Series Inflation-Protected Bond Index Fund	175,741	261,603	131,431	3,993	(936)	9,362	314,339
Fidelity Series International Credit Fund	1,734	90	--	93	--	80	1,904
Fidelity Series International Growth Fund	164,025	174,363	107,103	9,974	(998)	2,838	233,125
Fidelity Series International Small Cap Fund	39,346	40,011	23,944	3,403	(1,262)	(3,431)	50,720
Fidelity Series International Value Fund	164,543	168,386	91,643	5,434	(5,566)	(14,220)	221,500
Fidelity Series Intrinsic Opportunities Fund	167,450	141,614	90,618	12,790	(1,382)	(20,494)	196,570
Fidelity Series Investment Grade Bond Fund	997,223	308,470	923,106	24,590	(17,668)	39,373	404,292
Fidelity Series Investment Grade Securitized Fund	--	364,624	84,506	2,930	411	6,094	286,623
Fidelity Series Large Cap Stock Fund	150,612	142,518	110,784	14,896	(841)	(9,048)	172,457
Fidelity Series Large Cap Value Index Fund	42,046	35,673	28,856	1,727	176	265	49,304
Fidelity Series Long-Term Treasury Bond Index Fund	143,357	187,081	158,205	5,183	1,831	19,715	193,779
Fidelity Series Opportunistic Insights Fund	75,980	70,809	58,960	5,664	659	(31)	88,457
Fidelity Series Overseas Fund	--	19,588	--	--	--	(49)	19,539
Fidelity Series Real Estate Income Fund	15,649	14,489	8,546	1,183	(217)	663	22,038
Fidelity Series Short-Term Credit Fund	82,275	74,655	50,642	2,181	(276)	1,732	107,744
Fidelity Series Small Cap Discovery Fund	20,495	18,539	13,649	1,751	(394)	(1,257)	23,734
Fidelity Series Small Cap Opportunities Fund	62,933	59,877	45,461	6,566	(793)	(4,330)	72,226
Fidelity Series Stock Selector Large Cap Value Fund	114,965	102,607	81,144	8,590	(2,445)	(934)	133,049
Fidelity Series Treasury Bill Index Fund	--	415,188	92,203	2,590	(51)	130	323,064
Fidelity Series Value Discovery Fund	81,347	68,938	53,676	4,334	(1,140)	(485)	94,984
	$3,457,933	$4,327,844	$3,149,183	$182,941	$(42,637)	$22,111	$4,616,068

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $4,495,269)	$4,616,068
Total Investment in Securities (cost $4,495,269)		$4,616,068
Cash		35
Receivable for investments sold		51,352
Receivable for fund shares sold		216
Total assets		4,667,671
Liabilities
Payable for investments purchased	$51,567
Accrued management fee	1,800
Distribution and service plan fees payable	134
Total liabilities		53,501
Net Assets		$4,614,170
Net Assets consist of:
Paid in capital		$4,488,241
Total distributable earnings (loss)		125,929
Net Assets		$4,614,170
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($19,752 ÷ 384.75 shares)(a)		$51.34
Maximum offering price per share (100/94.25 of $51.34)		$54.47
Fidelity Managed Retirement 2020:
Net Asset Value, offering price and redemption price per share ($4,303,363 ÷ 83,801.19 shares)		$51.35
Class I:
Net Asset Value, offering price and redemption price per share ($291,055 ÷ 5,668.49 shares)		$51.35

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2019
Investment Income
Dividends:
Affiliated issuers		$85,827
Expenses
Management fee	$19,852
Distribution and service plan fees	1,796
Independent trustees' fees and expenses	15
Total expenses		21,663
Net investment income (loss)		64,164
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(42,637)
Capital gain distributions from underlying funds:
Affiliated issuers	97,114
Total net realized gain (loss)		54,477
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	22,111
Total change in net unrealized appreciation (depreciation)		22,111
Net gain (loss)		76,588
Net increase (decrease) in net assets resulting from operations		$140,752

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2019	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$64,164	$55,704
Net realized gain (loss)	54,477	179,740
Change in net unrealized appreciation (depreciation)	22,111	(25,785)
Net increase (decrease) in net assets resulting from operations	140,752	209,659
Distributions to shareholders	(207,367)	–
Distributions to shareholders from net investment income	–	(56,168)
Distributions to shareholders from net realized gain	–	(829,320)
Total distributions	(207,367)	(885,488)
Share transactions - net increase (decrease)	1,224,782	(509,902)
Total increase (decrease) in net assets	1,158,167	(1,185,731)
Net Assets
Beginning of period	3,456,003	4,641,734
End of period	$4,614,170	$3,456,003
Other Information
Undistributed net investment income end of period		$3,287

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2020 Fund Class A

Years ended July 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$52.52	$62.67	$57.92	$59.57	$57.74
Income from Investment Operations
Net investment income (loss)A	.783	.676	.776	.774	.718
Net realized and unrealized gain (loss)	1.134	2.152	5.041	(.138)	2.463
Total from investment operations	1.917	2.828	5.817	.636	3.181
Distributions from net investment income	(.822)	(.685)	(.706)	(.766)	(.712)
Distributions from net realized gain	(2.275)	(12.293)	(.361)	(1.520)	(.639)
Total distributions	(3.097)	(12.978)	(1.067)	(2.286)	(1.351)
Net asset value, end of period	$51.34	$52.52	$62.67	$57.92	$59.57
Total ReturnB,C	4.02%	5.29%	10.19%	1.27%	5.58%
Ratios to Average Net AssetsD,E
Expenses before reductions	.81%F	.87%	.34%	.25%	.25%
Expenses net of fee waivers, if any	.81%F	.87%	.34%	.25%	.25%
Expenses net of all reductions	.81%F	.87%	.34%	.25%	.25%
Net investment income (loss)	1.57%	1.26%	1.29%	1.39%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$20	$17	$17	$62	$172
Portfolio turnover rateD	86%	19%	115%	23%	41%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund

Years ended July 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$52.53	$62.67	$57.92	$59.58	$57.75
Income from Investment Operations
Net investment income (loss)A	.916	.818	.909	.915	.865
Net realized and unrealized gain (loss)	1.125	2.145	5.058	(.145)	2.464
Total from investment operations	2.041	2.963	5.967	.770	3.329
Distributions from net investment income	(.946)	(.810)	(.856)	(.910)	(.860)
Distributions from net realized gain	(2.275)	(12.293)	(.361)	(1.520)	(.639)
Total distributions	(3.221)	(13.103)	(1.217)	(2.430)	(1.499)
Net asset value, end of period	$51.35	$52.53	$62.67	$57.92	$59.58
Total ReturnB	4.28%	5.56%	10.47%	1.52%	5.84%
Ratios to Average Net AssetsC,D
Expenses before reductions	.55%	.62%	.10%	- %E	- %E
Expenses net of fee waivers, if any	.55%	.62%	.10%	-%	-%
Expenses net of all reductions	.55%	.61%	.10%	-%	-%
Net investment income (loss)	1.83%	1.52%	1.53%	1.64%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$4,303	$3,139	$4,314	$4,597	$6,181
Portfolio turnover rateC	86%	19%	115%	23%	41%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund Class I

Years ended July 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$52.53	$62.67	$57.92	$59.58	$57.75
Income from Investment Operations
Net investment income (loss)A	.890	.812	.909	.913	.865
Net realized and unrealized gain (loss)	1.148	2.161	5.048	(.143)	2.464
Total from investment operations	2.038	2.973	5.957	.770	3.329
Distributions from net investment income	(.943)	(.820)	(.846)	(.910)	(.860)
Distributions from net realized gain	(2.275)	(12.293)	(.361)	(1.520)	(.639)
Total distributions	(3.218)	(13.113)	(1.207)	(2.430)	(1.499)
Net asset value, end of period	$51.35	$52.53	$62.67	$57.92	$59.58
Total ReturnB	4.27%	5.58%	10.45%	1.52%	5.84%
Ratios to Average Net AssetsC,D
Expenses before reductions	.55%	.62%	.10%	- %E	- %E
Expenses net of fee waivers, if any	.55%	.62%	.10%	-%	-%
Expenses net of all reductions	.55%	.61%	.10%	-%	-%
Net investment income (loss)	1.83%	1.52%	1.53%	1.64%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$291	$28	$26	$33	$34
Portfolio turnover rateC	86%	19%	115%	23%	41%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	8.0
Fidelity Series Government Bond Index Fund	7.5
Fidelity Series Emerging Markets Opportunities Fund	6.2
Fidelity Series Investment Grade Securitized Fund	5.7
Fidelity Series International Growth Fund	5.6
Fidelity Series Inflation-Protected Bond Index Fund	5.6
Fidelity Series Corporate Bond Fund	5.5
Fidelity Series Treasury Bill Index Fund	5.4
Fidelity Series International Value Fund	5.4
Fidelity Series Intrinsic Opportunities Fund	5.0
59.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	31.7%
International Equity Funds	20.2%
Bond Funds	39.1%
Short-Term Funds	9.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2025 Fund℠

Schedule of Investments July 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 31.7%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	24,411	$248,012
Fidelity Series Blue Chip Growth Fund (a)	27,742	431,668
Fidelity Series Commodity Strategy Fund (a)	160,110	747,713
Fidelity Series Growth Company Fund (a)	49,274	869,187
Fidelity Series Intrinsic Opportunities Fund (a)	64,624	1,061,122
Fidelity Series Large Cap Stock Fund (a)	61,855	930,917
Fidelity Series Large Cap Value Index Fund (a)	20,453	265,681
Fidelity Series Opportunistic Insights Fund (a)	25,559	477,186
Fidelity Series Small Cap Discovery Fund (a)	11,357	127,535
Fidelity Series Small Cap Opportunities Fund (a)	27,714	389,103
Fidelity Series Stock Selector Large Cap Value Fund (a)	57,954	718,051
Fidelity Series Value Discovery Fund (a)	39,296	512,425
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,534,616)		6,778,600

International Equity Funds - 20.2%
Fidelity Series Canada Fund (a)	12,272	133,525
Fidelity Series Emerging Markets Fund (a)	15,827	149,406
Fidelity Series Emerging Markets Opportunities Fund (a)	70,406	1,322,221
Fidelity Series International Growth Fund (a)	73,563	1,194,661
Fidelity Series International Small Cap Fund (a)	16,131	257,287
Fidelity Series International Value Fund (a)	121,959	1,145,190
Fidelity Series Overseas Fund (a)	12,045	118,524
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,313,649)		4,320,814

Bond Funds - 39.1%
Fidelity Series Corporate Bond Fund (a)	110,961	1,169,528
Fidelity Series Emerging Markets Debt Fund (a)	15,541	152,144
Fidelity Series Floating Rate High Income Fund (a)	3,404	31,721
Fidelity Series Government Bond Index Fund (a)	153,759	1,603,702
Fidelity Series High Income Fund (a)	16,916	160,534
Fidelity Series Inflation-Protected Bond Index Fund (a)	119,085	1,194,423
Fidelity Series International Credit Fund (a)	1,239	12,700
Fidelity Series Investment Grade Bond Fund (a)	149,092	1,707,105
Fidelity Series Investment Grade Securitized Fund (a)	116,823	1,210,285
Fidelity Series Long-Term Treasury Bond Index Fund (a)	108,228	1,008,689
Fidelity Series Real Estate Income Fund (a)	9,031	101,236
TOTAL BOND FUNDS
(Cost $8,089,970)		8,352,067

Short-Term Funds - 9.0%
Fidelity Series Government Money Market Fund 2.38% (a)(b)	384,354	384,354
Fidelity Series Short-Term Credit Fund (a)	38,286	384,396
Fidelity Series Treasury Bill Index Fund (a)	115,379	1,152,634
TOTAL SHORT-TERM FUNDS
(Cost $1,919,122)		1,921,384
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $20,857,357)		21,372,865
NET OTHER ASSETS (LIABILITIES) - 0.0%		(8,523)
NET ASSETS - 100%		$21,364,342

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$3,246	$--	$3,723	$--	$2,518	$(2,041)	$--
Fidelity Series All-Sector Equity Fund	391,864	125,312	233,624	52,751	(2,136)	(33,404)	248,012
Fidelity Series Blue Chip Growth Fund	414,489	168,398	147,296	50,811	3,313	(7,236)	431,668
Fidelity Series Canada Fund	96,796	53,180	17,993	2,126	(210)	1,752	133,525
Fidelity Series Commodity Strategy Fund	365,338	478,180	45,266	24,178	(968)	(49,571)	747,713
Fidelity Series Corporate Bond Fund	--	1,178,476	62,393	14,223	464	52,981	1,169,528
Fidelity Series Emerging Markets Debt Fund	105,737	55,057	10,507	6,887	(435)	2,292	152,144
Fidelity Series Emerging Markets Fund	--	161,563	9,037	456	(203)	(2,917)	149,406
Fidelity Series Emerging Markets Opportunities Fund	1,085,348	567,541	265,154	84,975	(9,472)	(56,042)	1,322,221
Fidelity Series Floating Rate High Income Fund	43,719	8,150	19,370	2,294	(350)	(428)	31,721
Fidelity Series Government Bond Index Fund	--	1,649,903	91,499	12,567	974	44,324	1,603,702
Fidelity Series Government Money Market Fund 2.38%	1,341,884	218,772	1,176,302	19,783	--	--	384,354
Fidelity Series Growth Company Fund	838,220	359,234	301,662	82,829	10,542	(37,147)	869,187
Fidelity Series High Income Fund	238,992	41,860	117,593	13,649	(3,866)	1,141	160,534
Fidelity Series Inflation-Protected Bond Index Fund	769,222	545,273	151,090	17,879	(2,281)	33,299	1,194,423
Fidelity Series International Credit Fund	11,566	604	--	603	--	530	12,700
Fidelity Series International Growth Fund	950,575	417,744	182,904	59,953	(1,050)	10,296	1,194,661
Fidelity Series International Small Cap Fund	227,964	93,943	39,498	20,460	(1,273)	(23,849)	257,287
Fidelity Series International Value Fund	953,555	391,685	95,989	32,699	(1,628)	(102,433)	1,145,190
Fidelity Series Intrinsic Opportunities Fund	995,166	323,234	130,912	76,918	(2,308)	(124,058)	1,061,122
Fidelity Series Investment Grade Bond Fund	4,854,952	692,700	3,941,556	118,423	(84,708)	185,717	1,707,105
Fidelity Series Investment Grade Securitized Fund	--	1,241,471	57,175	11,852	361	25,628	1,210,285
Fidelity Series Large Cap Stock Fund	894,968	347,730	251,433	89,526	(261)	(60,087)	930,917
Fidelity Series Large Cap Value Index Fund	249,826	74,403	61,043	10,863	1,595	900	265,681
Fidelity Series Long-Term Treasury Bond Index Fund	848,495	525,010	472,654	28,603	3,105	104,733	1,008,689
Fidelity Series Opportunistic Insights Fund	451,501	168,042	143,717	35,512	3,167	(1,807)	477,186
Fidelity Series Overseas Fund	--	119,118	--	--	--	(594)	118,524
Fidelity Series Real Estate Income Fund	81,720	25,391	7,962	5,919	(209)	2,296	101,236
Fidelity Series Short-Term Credit Fund	336,016	130,007	87,082	8,366	(844)	6,299	384,396
Fidelity Series Small Cap Discovery Fund	121,640	43,330	29,709	10,106	(870)	(6,856)	127,535
Fidelity Series Small Cap Opportunities Fund	373,930	150,837	106,627	39,886	(1,933)	(27,104)	389,103
Fidelity Series Stock Selector Large Cap Value Fund	683,114	229,514	172,000	53,897	(2,885)	(19,692)	718,051
Fidelity Series Treasury Bill Index Fund	--	1,214,495	61,945	8,716	(13)	97	1,152,634
Fidelity Series Value Discovery Fund	483,387	142,594	101,403	27,082	(555)	(11,598)	512,425
	$18,213,230	$11,942,751	$8,596,118	$1,024,792	$(92,419)	$(94,579)	$21,372,865

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $20,857,357)	$21,372,865
Total Investment in Securities (cost $20,857,357)		$21,372,865
Cash		306
Receivable for investments sold		243,687
Receivable for fund shares sold		3,100
Total assets		21,619,958
Liabilities
Payable for investments purchased	$246,090
Payable for fund shares redeemed	688
Accrued management fee	8,433
Distribution and service plan fees payable	405
Total liabilities		255,616
Net Assets		$21,364,342
Net Assets consist of:
Paid in capital		$20,564,043
Total distributable earnings (loss)		800,299
Net Assets		$21,364,342
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($556,421 ÷ 10,521.17 shares)(a)		$52.89
Maximum offering price per share (100/94.25 of $52.89)		$56.12
Fidelity Managed Retirement 2025:
Net Asset Value, offering price and redemption price per share ($20,130,302 ÷ 380,375.45 shares)		$52.92
Class I:
Net Asset Value, offering price and redemption price per share ($677,619 ÷ 12,786.42 shares)		$53.00

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2019
Investment Income
Dividends:
Affiliated issuers		$436,799
Expenses
Management fee	$105,801
Distribution and service plan fees	5,200
Independent trustees' fees and expenses	79
Total expenses		111,080
Net investment income (loss)		325,719
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(92,419)
Capital gain distributions from underlying funds:
Affiliated issuers	587,993
Total net realized gain (loss)		495,574
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(94,579)
Total change in net unrealized appreciation (depreciation)		(94,579)
Net gain (loss)		400,995
Net increase (decrease) in net assets resulting from operations		$726,714

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2019	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$325,719	$291,242
Net realized gain (loss)	495,574	977,298
Change in net unrealized appreciation (depreciation)	(94,579)	(52,762)
Net increase (decrease) in net assets resulting from operations	726,714	1,215,778
Distributions to shareholders	(1,131,885)	–
Distributions to shareholders from net investment income	–	(289,736)
Distributions to shareholders from net realized gain	–	(4,301,071)
Total distributions	(1,131,885)	(4,590,807)
Share transactions - net increase (decrease)	3,566,811	(1,928,667)
Total increase (decrease) in net assets	3,161,640	(5,303,696)
Net Assets
Beginning of period	18,202,702	23,506,398
End of period	$21,364,342	$18,202,702
Other Information
Undistributed net investment income end of period		$17,719

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2025 Fund Class A

Years ended July 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$54.27	$64.30	$59.20	$61.04	$59.16
Income from Investment Operations
Net investment income (loss)A	.818	.678	.800	.798	.756
Net realized and unrealized gain (loss)	1.072	2.470	5.517	(.292)	2.687
Total from investment operations	1.890	3.148	6.317	.506	3.443
Distributions from net investment income	(.820)	(.654)	(.749)	(.802)	(.750)
Distributions from net realized gain	(2.450)	(12.524)	(.468)	(1.544)	(.813)
Total distributions	(3.270)	(13.178)	(1.217)	(2.346)	(1.563)
Net asset value, end of period	$52.89	$54.27	$64.30	$59.20	$61.04
Total ReturnB,C	3.87%	5.74%	10.85%	1.03%	5.90%
Ratios to Average Net AssetsD,E
Expenses before reductions	.84%	.91%	.35%	.25%	.25%
Expenses net of fee waivers, if any	.84%	.91%	.35%	.25%	.25%
Expenses net of all reductions	.84%	.91%	.35%	.25%	.25%
Net investment income (loss)	1.59%	1.23%	1.31%	1.40%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$556	$577	$592	$536	$636
Portfolio turnover rateD	48%	19%	108%	29%	39%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund

Years ended July 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$54.31	$64.34	$59.22	$61.06	$59.18
Income from Investment Operations
Net investment income (loss)A	.950	.820	.951	.941	.906
Net realized and unrealized gain (loss)	1.062	2.468	5.523	(.293)	2.687
Total from investment operations	2.012	3.288	6.474	.648	3.593
Distributions from net investment income	(.952)	(.794)	(.886)	(.944)	(.900)
Distributions from net realized gain	(2.450)	(12.524)	(.468)	(1.544)	(.813)
Total distributions	(3.402)	(13.318)	(1.354)	(2.488)	(1.713)
Net asset value, end of period	$52.92	$54.31	$64.34	$59.22	$61.06
Total ReturnB	4.11%	6.01%	11.13%	1.29%	6.17%
Ratios to Average Net AssetsC,D
Expenses before reductions	.59%	.66%	.10%	- %E	- %E
Expenses net of fee waivers, if any	.59%	.66%	.10%	-%	-%
Expenses net of all reductions	.59%	.66%	.10%	-%	-%
Net investment income (loss)	1.84%	1.48%	1.56%	1.65%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$20,130	$16,953	$22,122	$27,774	$34,087
Portfolio turnover rateC	48%	19%	108%	29%	39%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund Class I

Years ended July 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$54.38	$64.33	$59.21	$61.06	$59.18
Income from Investment Operations
Net investment income (loss)A	.906	.835	.953	.943	.906
Net realized and unrealized gain (loss)	1.114	2.466	5.521	(.305)	2.687
Total from investment operations	2.020	3.301	6.474	.638	3.593
Distributions from net investment income	(.950)	(.727)	(.886)	(.944)	(.900)
Distributions from net realized gain	(2.450)	(12.524)	(.468)	(1.544)	(.813)
Total distributions	(3.400)	(13.251)	(1.354)	(2.488)	(1.713)
Net asset value, end of period	$53.00	$54.38	$64.33	$59.21	$61.06
Total ReturnB	4.12%	6.03%	11.14%	1.27%	6.17%
Ratios to Average Net AssetsC,D
Expenses before reductions	.57%E	.66%	.10%	- %F	- %F
Expenses net of fee waivers, if any	.57%E	.66%	.10%	-%	-%
Expenses net of all reductions	.57%E	.65%	.10%	-%	-%
Net investment income (loss)	1.87%	1.49%	1.56%	1.65%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$678	$28	$79	$78	$148
Portfolio turnover rateC	48%	19%	108%	29%	39%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2019

1. Organization.

Fidelity Managed Retirement Income Fund, Fidelity Managed Retirement 2005 Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund and Fidelity Managed Retirement 2025 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The Funds' investment objective is intended to support a withdrawal strategy to provide shareholders with income in retirement, starting after the horizon date indicated by its name, resulting in the gradual liquidation of the shareholder's investment in the Fund.

Each Fund offers the following classes of shares: Fidelity Managed Retirement shares, Class A and Class I Each class has equal rights as to assets and voting privileges, except for matters affecting a single class.

Effective after the close of business July 26, 2019, each Fund's Class M and Class C were consolidated into Class I. All current fiscal period dollar and share amounts for Class M and Class C, which are presented in the Notes to Financial Statements, are for the period August 1, 2018 through July 26, 2019.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Distributions from the Underlying Funds that are deemed to be return of capital are recorded as a reduction of cost of investments.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2019, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Managed Retirement Income Fund	$6,220,769	$150,748	$(36,572)	$114,176
Fidelity Managed Retirement 2005 Fund	5,218,211	130,314	(32,567)	97,747
Fidelity Managed Retirement 2010 Fund	9,217,957	256,354	(67,676)	188,678
Fidelity Managed Retirement 2015 Fund	4,518,310	140,566	(38,438)	102,128
Fidelity Managed Retirement 2020 Fund	4,524,801	132,150	(40,883)	91,267
Fidelity Managed Retirement 2025 Fund	20,889,994	703,457	(220,586)	482,871

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Managed Retirement Income Fund	$10,958	$14,461	$114,176
Fidelity Managed Retirement 2005 Fund	9,003	10,227	97,747
Fidelity Managed Retirement 2010 Fund	13,546	52,549	188,678
Fidelity Managed Retirement 2015 Fund	6,432	39,573	102,128
Fidelity Managed Retirement 2020 Fund	5,804	28,857	91,267
Fidelity Managed Retirement 2025 Fund	24,654	292,773	482,871

The tax character of distributions paid was as follows:

July 31, 2019
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Managed Retirement Income Fund	$147,618	$128,763	$276,381
Fidelity Managed Retirement 2005 Fund	159,918	131,057	290,975
Fidelity Managed Retirement 2010 Fund	236,613	232,369	468,982
Fidelity Managed Retirement 2015 Fund	110,916	127,365	238,281
Fidelity Managed Retirement 2020 Fund	89,681	117,686	207,367
Fidelity Managed Retirement 2025 Fund	477,671	654,214	1,131,885

July 31, 2018
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Managed Retirement Income Fund	$216,337	$683,255	$899,592
Fidelity Managed Retirement 2005 Fund	164,158	752,898	917,056
Fidelity Managed Retirement 2010 Fund	215,705	1,456,624	1,672,329
Fidelity Managed Retirement 2015 Fund	101,777	1,027,062	1,128,839
Fidelity Managed Retirement 2020 Fund	79,692	805,796	885,488
Fidelity Managed Retirement 2025 Fund	419,294	4,171,513	4,590,807

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Funds' financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

3. Purchases and Sales of Investments.

Purchases and sales of securities are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Managed Retirement Income Fund	4,175,242	4,980,921
Fidelity Managed Retirement 2005 Fund	3,219,536	4,329,500
Fidelity Managed Retirement 2010 Fund	5,513,569	5,504,532
Fidelity Managed Retirement 2015 Fund	3,121,425	2,737,023
Fidelity Managed Retirement 2020 Fund	4,327,844	3,149,183
Fidelity Managed Retirement 2025 Fund	11,942,751	8,596,118

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR, and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's horizon date indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its horizon date. In addition, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

In March 2019 the Board of Trustees approved an amended and restated management contract for each Fund effective April 1, 2019 whereby each Class of each Fund pays an annual management fee rate as set forth below.

Annual % of Class-Level Average Net Assets (Classes A, M, C, Retail and I)
Fidelity Managed Retirement Income Fund	.45%
Fidelity Managed Retirement 2005 Fund	.45%
Fidelity Managed Retirement 2010 Fund	.46%
Fidelity Managed Retirement 2015 Fund	.47%
Fidelity Managed Retirement 2020 Fund	.47%
Fidelity Managed Retirement 2025 Fund	.48%

Prior to April 1, 2019, each Class of each Fund paid an annual management fee rate as set forth below.

Annual % of Class-Level Average Net Assets (Classes A, M, C, Retail and I)
Fidelity Managed Retirement Income Fund	.465%
Fidelity Managed Retirement 2005 Fund	.482%
Fidelity Managed Retirement 2010 Fund	.525%
Fidelity Managed Retirement 2015 Fund	.567%
Fidelity Managed Retirement 2020 Fund	.610%
Fidelity Managed Retirement 2025 Fund	.652%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Managed Retirement Income Fund
Class A	-%	.25%	$390	$–
Class M	.25%	.25%	200	6
Class C	.75%	.25%	372	3
			$962	$9
Fidelity Managed Retirement 2005 Fund
Class A	-%	.25%	$692	$–
Class M	.25%	.25%	1,126	6
Class C	.75%	.25%	915	23
			$2,733	$29
Fidelity Managed Retirement 2010 Fund
Class A	-%	.25%	$385	$–
Class M	.25%	.25%	88	40
Class C	.75%	.25%	937	6
			$1,410	$46
Fidelity Managed Retirement 2015 Fund
Class A	-%	.25%	$593	$–
Class M	.25%	.25%	127	128
Class C	.75%	.25%	664	49
			$1,384	$177
Fidelity Managed Retirement 2020 Fund
Class A	-%	.25%	$45	$29
Class M	.25%	.25%	820	4
Class C	.75%	.25%	931	16
			$1,796	$49
Fidelity Managed Retirement 2025 Fund
Class A	-%	.25%	$1,376	$–
Class M	.25%	.25%	2,404	12
Class C	.75%	.25%	1,420	8
			$5,200	$20

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares. For the period, there were no sales charge amounts retained by FDC.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Expense reduction
Fidelity Managed Retirement 2005 Fund	$2

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended July 31, 2019	Year ended July 31, 2018
Fidelity Managed Retirement Income Fund
Distributions to shareholders
Class A	$6,373	$–
Class M	1,746	–
Class C	1,664	–
Fidelity Managed Retirement Income	264,089	–
Class I	2,509	–
Total	$276,381	$–
From net investment income
Class A	$–	$2,802
Class M	–	760
Class C	–	398
Fidelity Managed Retirement Income	–	169,830
Class I	–	1,146
Total	$–	$174,936
From net realized gain
Class A	$–	$18,004
Class M	–	4,923
Class C	–	3,422
Fidelity Managed Retirement Income	–	693,468
Class I	–	4,839
Total	$–	$724,656
Fidelity Managed Retirement 2005 Fund
Distributions to shareholders
Class A	$13,084	$–
Class M	10,395	–
Class C	3,880	–
Fidelity Managed Retirement 2005	262,560	–
Class I	1,056	–
Total	$290,975	$–
From net investment income
Class A	$–	$4,642
Class M	–	3,151
Class C	–	968
Fidelity Managed Retirement 2005	–	120,677
Class I	–	1,593
Total	$–	$131,031
From net realized gain
Class A	$–	$28,834
Class M	–	24,902
Class C	–	21,222
Fidelity Managed Retirement 2005	–	707,660
Class I	–	3,407
Total	$–	$786,025
Fidelity Managed Retirement 2010 Fund
Distributions to shareholders
Class A	$6,922	$–
Class M	845	–
Class C	4,945	–
Fidelity Managed Retirement 2010	454,437	–
Class I	1,833	–
Total	$468,982	$–
From net investment income
Class A	$–	$1,828
Class M	–	199
Class C	–	819
Fidelity Managed Retirement 2010	–	167,110
Class I	–	557
Total	$–	$170,513
From net realized gain
Class A	$–	$17,987
Class M	–	2,275
Class C	–	15,519
Fidelity Managed Retirement 2010	–	1,461,609
Class I	–	4,426
Total	$–	$1,501,816
Fidelity Managed Retirement 2015 Fund
Distributions to shareholders
Class A	$13,554	$–
Class M	1,377	–
Class C	3,298	–
Fidelity Managed Retirement 2015	209,247	–
Class I	10,805	–
Total	$238,281	$–
From net investment income
Class A	$–	$3,297
Class M	–	273
Class C	–	324
Fidelity Managed Retirement 2015	–	64,928
Class I	–	3,652
Total	$–	$72,474
From net realized gain
Class A	$–	$54,663
Class M	–	4,734
Class C	–	28,815
Fidelity Managed Retirement 2015	–	920,185
Class I	–	47,968
Total	$–	$1,056,365
Fidelity Managed Retirement 2020 Fund
Distributions to shareholders
Class A	$1,042	$–
Class M	9,779	–
Class C	5,230	–
Fidelity Managed Retirement 2020	189,573	–
Class I	1,743	–
Total	$207,367	$–
From net investment income
Class A	$–	$219
Class M	–	1,823
Class C	–	681
Fidelity Managed Retirement 2020	–	53,026
Class I	–	419
Total	$–	$56,168
From net realized gain
Class A	$–	$3,378
Class M	–	36,645
Class C	–	19,556
Fidelity Managed Retirement 2020	–	764,479
Class I	–	5,262
Total	$–	$829,320
Fidelity Managed Retirement 2025 Fund
Distributions to shareholders
Class A	$35,104	$–
Class M	29,200	–
Class C	8,132	–
Fidelity Managed Retirement 2025	1,057,637	–
Class I	1,812	–
Total	$1,131,885	$–
From net investment income
Class A	$–	$7,261
Class M	–	4,900
Class C	–	1,458
Fidelity Managed Retirement 2025	–	275,607
Class I	–	510
Total	$–	$289,736
From net realized gain
Class A	$–	$116,723
Class M	–	97,805
Class C	–	42,709
Fidelity Managed Retirement 2025	–	4,029,042
Class I	–	14,792
Total	$–	$4,301,071

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended July 31, 2019	Year endedJuly 31, 2018	Year ended July 31, 2019	Year endedJuly 31, 2018
Fidelity Managed Retirement Income Fund
Class A
Shares sold	478	–	$26,868	$–
Reinvestment of distributions	110	354	6,124	20,485
Shares redeemed	(79)	(2,503)	(4,444)	(145,342)
Net increase (decrease)	509	(2,149)	$28,548	$(124,857)
Class M
Reinvestment of distributions	31	98	1,746	5,683
Shares redeemed	(983)	(489)	(56,375)	(28,633)
Net increase (decrease)	(952)	(391)	$(54,629)	$(22,950)
Class C
Shares sold	178	–	$10,000	$–
Reinvestment of distributions	30	66	1,664	3,820
Shares redeemed	(1,096)	(36)	(61,965)	(2,132)
Net increase (decrease)	(888)	30	$(50,301)	$1,688
Fidelity Managed Retirement Income
Shares sold	15,319	–	$875,448	$–
Reinvestment of distributions	3,593	13,701	200,150	792,820
Shares redeemed	(30,990)	(74,152)	(1,772,969)	(4,276,867)
Net increase (decrease)	(12,078)	(60,451)	$(697,371)	$(3,484,047)
Class I
Shares sold	766	–	$44,238	$–
Reinvestment of distributions	45	103	2,509	5,985
Shares redeemed	(221)	(578)	(12,299)	(34,462)
Net increase (decrease)	590	(475)	$34,448	$(28,477)
Fidelity Managed Retirement 2005 Fund
Class A
Reinvestment of distributions	213	553	12,071	32,577
Shares redeemed	(126)	(1,126)	(7,226)	(66,847)
Net increase (decrease)	87	(573)	$4,845	$(34,270)
Class M
Reinvestment of distributions	184	476	10,395	28,053
Shares redeemed	(4,305)	(1,044)	(251,912)	(61,981)
Net increase (decrease)	(4,121)	(568)	$(241,517)	$(33,928)
Class C
Shares sold	175	–	$10,000	$–
Reinvestment of distributions	69	379	3,880	22,190
Shares redeemed	(1,925)	(2,727)	(111,688)	(159,482)
Net increase (decrease)	(1,681)	(2,348)	$(97,808)	$(137,292)
Fidelity Managed Retirement 2005
Shares sold	1,621	–	$95,000	$–
Reinvestment of distributions	3,900	12,861	220,944	757,849
Shares redeemed	(23,027)	(60,941)	(1,316,016)	(3,661,552)
Net increase (decrease)	(17,506)	(48,080)	$(1,000,072)	$(2,903,703)
Class I
Shares sold	5,331	1,585	$312,822	$93,293
Reinvestment of distributions	18	85	1,056	5,000
Shares redeemed	–	(1,821)	–	(107,125)
Net increase (decrease)	5,349	(151)	$313,878	$(8,832)
Fidelity Managed Retirement 2010 Fund
Class A
Shares sold	1,165	–	$63,933	$–
Reinvestment of distributions	128	350	6,922	19,815
Shares redeemed	(48)	(147)	(2,560)	(8,328)
Net increase (decrease)	1,245	203	$68,295	$11,487
Class M
Reinvestment of distributions	16	44	845	2,474
Shares redeemed	(329)	–	(18,577)	–
Net increase (decrease)	(313)	44	$(17,732)	$2,474
Class C
Reinvestment of distributions	92	291	4,945	16,338
Shares redeemed	(2,175)	(52)	(119,990)	(3,001)
Net increase (decrease)	(2,083)	239	$(115,045)	$13,337
Fidelity Managed Retirement 2010
Shares sold	16,436	–	$912,020	$–
Reinvestment of distributions	6,730	25,931	365,530	1,468,531
Shares redeemed	(21,302)	(40,909)	(1,165,906)	(2,326,070)
Net increase (decrease)	1,864	(14,978)	$111,644	$(857,539)
Class I
Shares sold	1,309	–	$73,984	$–
Reinvestment of distributions	34	88	1,833	4,983
Net increase (decrease)	1,343	88	$75,817	$4,983
Fidelity Managed Retirement 2015 Fund
Class A
Shares sold	3	–	$175	$–
Reinvestment of distributions	265	1,080	13,554	57,960
Shares redeemed	(221)	(1,012)	(11,309)	(54,399)
Net increase (decrease)	47	68	$2,420	$3,561
Class M
Reinvestment of distributions	27	93	1,377	5,007
Shares redeemed	(503)	–	(26,893)	–
Net increase (decrease)	(476)	93	$(25,516)	$5,007
Class C
Shares sold	195	–	$10,000	$–
Reinvestment of distributions	65	547	3,298	29,139
Shares redeemed	(1,516)	(1,727)	(80,075)	(93,628)
Net increase (decrease)	(1,256)	(1,180)	$(66,777)	$(64,489)
Fidelity Managed Retirement 2015
Shares sold	20,102	–	$1,052,586	$–
Reinvestment of distributions	3,554	17,638	181,789	946,134
Shares redeemed	(15,511)	(24,672)	(807,368)	(1,333,473)
Net increase (decrease)	8,145	(7,034)	$427,007	$(387,339)
Class I
Shares sold	1,815	–	$96,764	$–
Reinvestment of distributions	212	962	10,805	51,620
Shares redeemed	(58)	(1,438)	(2,909)	(77,557)
Net increase (decrease)	1,969	(476)	$104,660	$(25,937)
Fidelity Managed Retirement 2020 Fund
Class A
Shares sold	37	–	$1,804	$–
Reinvestment of distributions	21	69	1,042	3,597
Shares redeemed	(3)	(11)	(135)	(563)
Net increase (decrease)	55	58	$2,711	$3,034
Class M
Reinvestment of distributions	169	721	8,348	37,329
Shares redeemed	(3,467)	(396)	(178,417)	(20,846)
Net increase (decrease)	(3,298)	325	$(170,069)	$16,483
Class C
Reinvestment of distributions	108	394	5,230	20,237
Shares redeemed	(2,006)	(70)	(101,870)	(3,626)
Net increase (decrease)	(1,898)	324	$(96,640)	$16,611
Fidelity Managed Retirement 2020
Shares sold	55,563	–	$2,798,761	$–
Reinvestment of distributions	3,094	14,765	152,765	765,746
Shares redeemed	(34,614)	(23,852)	(1,727,788)	(1,317,457)
Net increase (decrease)	24,043	(9,087)	$1,223,738	$(551,711)
Class I
Shares sold	5,102	–	$263,299	$–
Reinvestment of distributions	35	109	1,743	5,681
Net increase (decrease)	5,137	109	$265,042	$5,681
Fidelity Managed Retirement 2025 Fund
Class A
Reinvestment of distributions	694	2,323	35,104	123,984
Shares redeemed	(798)	(908)	(38,947)	(49,294)
Net increase (decrease)	(104)	1,415	$(3,843)	$74,690
Class M
Reinvestment of distributions	503	1,873	25,589	99,923
Shares redeemed	(9,710)	(401)	(515,996)	(21,798)
Net increase (decrease)	(9,207)	1,472	$(490,407)	$78,125
Class C
Reinvestment of distributions	163	836	8,132	44,167
Shares redeemed	(2,870)	(1,515)	(150,505)	(80,340)
Net increase (decrease)	(2,707)	(679)	$(142,373)	$(36,173)
Fidelity Managed Retirement 2025
Shares sold	74,256	–	$3,884,708	$–
Reinvestment of distributions	18,018	76,797	915,888	4,100,679
Shares redeemed	(24,076)	(108,469)	(1,250,835)	(6,107,488)
Net increase (decrease)	68,198	(31,672)	$3,549,761	$(2,006,809)
Class I
Shares sold	12,228	–	$651,861	$–
Reinvestment of distributions	35	287	1,812	15,302
Shares redeemed	–	(988)	–	(53,802)
Net increase (decrease)	12,263	(701)	$653,673	$(38,500)

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Income Fund and the Shareholders of Fidelity Managed Retirement Income Fund, Fidelity Managed Retirement 2005 Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund and Fidelity Managed Retirement 2025 Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Fidelity Managed Retirement Income Fund, Fidelity Managed Retirement 2005 Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund and Fidelity Managed Retirement 2025 Fund (the "Funds"), each a fund of Fidelity Income Fund, including the schedules of investments, as of July 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

September 17, 2019

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMRC has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 276 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2019 to July 31, 2019).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During Period-B February 1, 2019 to July 31, 2019
Fidelity Managed Retirement Income Fund
Class A	.70%
Actual		$1,000.00	$1,044.80	$3.55
Hypothetical-C		$1,000.00	$1,021.32	$3.51
Fidelity Managed Retirement Income	.45%
Actual		$1,000.00	$1,046.20	$2.28
Hypothetical-C		$1,000.00	$1,022.56	$2.26
Class I	.45%
Actual		$1,000.00	$1,046.20	$2.28
Hypothetical-C		$1,000.00	$1,022.56	$2.26
Fidelity Managed Retirement 2005 Fund
Class A	.71%
Actual		$1,000.00	$1,045.50	$3.60
Hypothetical-C		$1,000.00	$1,021.27	$3.56
Fidelity Managed Retirement 2005	.46%
Actual		$1,000.00	$1,047.00	$2.33
Hypothetical-C		$1,000.00	$1,022.51	$2.31
Class I	.45%
Actual		$1,000.00	$1,046.90	$2.28
Hypothetical-C		$1,000.00	$1,022.56	$2.26
Fidelity Managed Retirement 2010 Fund
Class A	.72%
Actual		$1,000.00	$1,049.10	$3.66
Hypothetical-C		$1,000.00	$1,021.22	$3.61
Fidelity Managed Retirement 2010	.48%
Actual		$1,000.00	$1,050.40	$2.44
Hypothetical-C		$1,000.00	$1,022.41	$2.41
Class I	.48%
Actual		$1,000.00	$1,050.40	$2.44
Hypothetical-C		$1,000.00	$1,022.41	$2.41
Fidelity Managed Retirement 2015 Fund
Class A	.75%
Actual		$1,000.00	$1,052.60	$3.82
Hypothetical-C		$1,000.00	$1,021.08	$3.76
Fidelity Managed Retirement 2015	.50%
Actual		$1,000.00	$1,053.90	$2.55**
Hypothetical-C		$1,000.00	$1,022.32	$2.51**
Class I	.50%
Actual		$1,000.00	$1,053.90	$2.55**
Hypothetical-C		$1,000.00	$1,022.32	$2.51**
Fidelity Managed Retirement 2020 Fund
Class A	.78%
Actual		$1,000.00	$1,056.00	$3.98**
Hypothetical-C		$1,000.00	$1,020.93	$3.91**
Fidelity Managed Retirement 2020	.50%
Actual		$1,000.00	$1,057.30	$2.55**
Hypothetical-C		$1,000.00	$1,022.32	$2.51**
Class I	.50%
Actual		$1,000.00	$1,057.40	$2.55**
Hypothetical-C		$1,000.00	$1,022.32	$2.51**
Fidelity Managed Retirement 2025 Fund
Class A	.79%
Actual		$1,000.00	$1,058.50	$4.03**
Hypothetical-C		$1,000.00	$1,020.88	$3.96**
Fidelity Managed Retirement 2025	.53%
Actual		$1,000.00	$1,059.70	$2.71**
Hypothetical-C		$1,000.00	$1,022.17	$2.66**
Class I	.51%
Actual		$1,000.00	$1,059.80	$2.60**
Hypothetical-C		$1,000.00	$1,022.27	$2.56**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

** If fees and changes to the class level expense contract and/or expense cap, effective April 1, 2019, had been in effect during the entire current period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table bellow:

	Annualized Expense Ratio-(a)	Expenses Paid
Fidelity Managed Retirement 2015 Fund
Fidelity Managed Retirement 2015	.47%
Actual		$2.39
Hypothetical-(b)		$2.36
Class I	.47%
Actual		$2.39
Hypothetical-(b)		$2.36
Fidelity Managed Retirement 2020 Fund
Class A	.72%
Actual		$3.67
Hypothetical-(b)		$3.61
Fidelity Managed Retirement 2020	.47%
Actual		$2.40
Hypothetical-(b)		$2.36
Class I	.47%
Actual		$2.40
Hypothetical-(b)		$2.36
Fidelity Managed Retirement 2025 Fund
Class A	.73%
Actual		$3.73
Hypothetical-(b)		$3.66
Fidelity Managed Retirement 2025	.48%
Actual		$2.45
Hypothetical-(b)		$2.41
Class I	.48%
Actual		$2.45
Hypothetical-(b)		$2.41

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Managed Retirement Income Fund
Class A	09/16/19	09/13/19	$0.126
Class I	09/16/19	09/13/19	$0.126
Class K	09/16/19	09/13/19	$0.126
Class K6	09/16/19	09/13/19	$0.126
Fidelity Managed Retirement Income	09/16/19	09/13/19	$0.126
Class Z	09/16/19	09/13/19	$0.126
Fidelity Managed Retirement 2005 Fund
Class A	09/16/19	09/13/19	$0.108
Class I	09/16/19	09/13/19	$0.108
Class K	09/16/19	09/13/19	$0.108
Class K6	09/16/19	09/13/19	$0.108
Fidelity Managed Retirement 2005	09/16/19	09/13/19	$0.108
Class Z	09/16/19	09/13/19	$0.108
Fidelity Managed Retirement 2010 Fund
Class A	09/16/19	09/13/19	$0.305
Class I	09/16/19	09/13/19	$0.305
Class K	09/16/19	09/13/19	$0.305
Class K6	09/16/19	09/13/19	$0.305
Fidelity Managed Retirement 2010	09/16/19	09/13/19	$0.305
Class Z	09/16/19	09/13/19	$0.305
Fidelity Managed Retirement 2015 Fund
Class A	09/16/19	09/13/19	$0.429
Class I	09/16/19	09/13/19	$0.429
Class K	09/16/19	09/13/19	$0.429
Class K6	09/16/19	09/13/19	$0.429
Fidelity Managed Retirement 2015	09/16/19	09/13/19	$0.429
Class Z	09/16/19	09/13/19	$0.429
Fidelity Managed Retirement 2020 Fund
Class A	09/16/19	09/13/19	$0.291
Class I	09/16/19	09/13/19	$0.291
Class K	09/16/19	09/13/19	$0.291
Class K6	09/16/19	09/13/19	$0.291
Fidelity Managed Retirement 2020	09/16/19	09/13/19	$0.291
Class Z	09/16/19	09/13/19	$0.291
Fidelity Managed Retirement 2025 Fund
Class A	09/16/19	09/13/19	$0.695
Class I	09/16/19	09/13/19	$0.695
Class K	09/16/19	09/13/19	$0.695
Class K6	09/16/19	09/13/19	$0.695
Fidelity Managed Retirement 2025	09/16/19	09/13/19	$0.695
Class Z	09/16/19	09/13/19	$0.695

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended July 31, 2019, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Managed Retirement Income Fund	$43,671
Fidelity Managed Retirement 2005 Fund	$38,026
Fidelity Managed Retirement 2010 Fund	$109,832
Fidelity Managed Retirement 2015 Fund	$73,151
Fidelity Managed Retirement 2020 Fund	$70,409
Fidelity Managed Retirement 2025 Fund	$454,293

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax

Fidelity Managed Retirement Income Fund	15.88%
Fidelity Managed Retirement 2005 Fund	15.10%
Fidelity Managed Retirement 2010 Fund	12.31%
Fidelity Managed Retirement 2015 Fund	10.20%
Fidelity Managed Retirement 2020 Fund	8.65%
Fidelity Managed Retirement 2025 Fund	7.73%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class M	Class C	Retail Class	Class I
Fidelity Managed Retirement Income Fund
August 2018	0%	0%	0%	0%	0%
September 2018	15%	19%	30%	13%	12%
October 2018	22%	28%	38%	20%	20%
November 2018	23%	27%	57%	20%	21%
December 2018	21%	22%	24%	20%	20%
February 2019	3%	4%	6%	3%	3%
March 2019	3%	4%	9%	3%	3%
April 2019	3%	5%	–	3%	3%
May 2019	3%	4%	6%	3%	3%
June 2019	3%	6%	7%	3%	3%
July 2019	3%	4%	8%	3%	3%
Fidelity Managed Retirement 2005 Fund
August 2018	0%	0%	0%	0%	0%
September 2018	6%	6%	6%	6%	6%
October 2018	24%	29%	43%	22%	21%
November 2018	25%	30%	51%	21%	21%
December 2018	23%	24%	26%	22%	22%
February 2019	4%	4%	11%	3%	3%
March 2019	4%	5%	9%	3%	3%
April 2019	4%	4%	7%	3%	3%
May 2019	4%	4%	7%	3%	3%
June 2019	4%	4%	8%	3%	3%
July 2019	4%	4%	7%	3%	3%
Fidelity Managed Retirement 2010 Fund
August 2018	0%	0%	0%	0%	0%
September 2018	8%	8%	8%	8%	8%
October 2018	34%	39%	61%	29%	29%
November 2018	35%	51%	86%	29%	29%
December 2018	30%	32%	34%	29%	29%
February 2019	7%	9%	18%	6%	6%
March 2019	7%	10%	35%	6%	6%
April 2019	6%	8%	–	6%	6%
May 2019	7%	8%	15%	6%	6%
June 2019	7%	8%	18%	6%	6%
July 2019	7%	10%	21%	6%	6%
Fidelity Managed Retirement 2015 Fund
August 2018	0%	0%	0%	0%	0%
September 2018	6%	6%	6%	6%	6%
October 2018	41%	47%	71%	36%	36%
November 2018	43%	56%	100%	36%	36%
December 2018	38%	39%	42%	36%	36%
February 2019	11%	14%	58%	9%	9%
March 2019	12%	16%	100%	9%	9%
April 2019	13%	21%	–	9%	9%
May 2019	10%	13%	25%	9%	9%
June 2019	11%	17%	100%	9%	9%
July 2019	11%	15%	57%	9%	9%
Fidelity Managed Retirement 2020 Fund
August 2018	0%	0%	–	0%	0%
September 2018	5%	5%	5%	5%	5%
October 2018	48%	56%	82%	43%	43%
November 2018	58%	79%	100%	42%	42%
December 2018	43%	46%	50%	43%	43%
February 2019	17%	27%	–	13%	13%
March 2019	18%	39%	–	13%	12%
April 2019	17%	36%	–	13%	14%
May 2019	22%	36%	–	13%	15%
June 2019	16%	23%	100%	13%	12%
July 2019	18%	32%	–	13%	13%
Fidelity Managed Retirement 2025 Fund
August 2018	0%	0%	–	0%	0%
September 2018	4%	4%	4%	4%	4%
October 2018	53%	61%	90%	46%	46%
November 2018	60%	94%	–	46%	45%
December 2018	47%	50%	54%	47%	47%
February 2019	28%	65%	–	18%	17%
March 2019	28%	80%	–	18%	18%
April 2019	28%	55%	–	18%	18%
May 2019	23%	33%	100%	18%	19%
June 2019	28%	58%	–	18%	19%
July 2019	26%	45%	–	18%	19%

The funds will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Managed Retirement Funds

At its March 2019 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract (the Amended Contract) for each fund to decrease the management fees paid by the fund to FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information relevant to the approval of the Amended Contract.

Nature, Extent, and Quality of Services Provided.  The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by FMRC, including the resources dedicated to investment management and support services, shareholder and administrative services, and the benefits to shareholders of investment in a large fund family, in connection with the annual renewal of the fund's current management contract. At its September 2018 meeting, the Board concluded that the nature, extent and quality of the services provided to each fund under the existing management contract should benefit the fund's shareholders. The Board noted that approval of the Amended Contract would not change each fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to each fund under the Amended Contract will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that it received and reviewed information regarding each fund's class-level management fee rates and total expense ratio compared to "mapped groups" of competitive funds and classes at the current management fee and expense levels in connection with the annual renewal of the management contract. Based on its review, the Board concluded at its September 2018 meeting that each fund's current class-level management fees and total expenses are fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the proposed class-level management fee rates for each fund under the Amended Contract, the Board considered that the proposed fee rates are lower than the current management fee rates. The Board also considered that the class-level management fee rates would continue to rank above the median of their competitor funds based on the competitive mapped group data provided to the Board in connection with the annual renewal of the existing management contract. The Board noted that the majority of peer funds do not have top-level management fees. The Board also considered that FMRC will retain its obligation to pay each fund's operating expenses, with certain limited exceptions, under each fund's management contract.

As part of its review, the Board considered the total expense ratio of each class of each fund compared to the median total expenses for competitor funds (including and excluding expenses of underlying funds) based on the competitive mapped group data provided to the Board in connection with the annual renewal of the existing management contract. The Board noted that the total expense ratio for each class of each fund, including the new Class K and Class K6, would rank below the competitive median when including expenses of underlying funds. The Board considered that the total expense ratio for each class of each fund (except Class K6) would rank above the competitive median when excluding expenses of underlying funds. In addition, the Board noted that the contractual arrangements for each fund oblige FMRC to pay all "class-level" expenses of Class K6 to the extent necessary to limit total operating expenses, with certain exceptions, to an amount specified in the applicable expense contract.

In connection with the approval of the Amended Contract, the Board also approved amendments to the management contract for each fund to clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board considered that the amendments would not change the services provided to each fund or the party responsible for making such payments under the current management contract.

Based on its review, the Board concluded that the class-level management fees and the total expenses continue to be fair and reasonable in light of the services that each fund receives and the other factors considered.

Costs of the Services and Profitability.  The Board considered that it previously reviewed information regarding the revenues earned, the expenses incurred by Fidelity in providing services to each fund (and the Series Funds in which each fund invests) and the level of Fidelity's profitability. At its September 2018 meeting, the Board concluded that it was satisfied that the profitability of Fidelity in connection with the operation of each fund was not excessive. Because the Board was approving an arrangement under which the class-level management fees were being reduced, the Board did not consider Fidelity's costs of services, revenues, or profitability to be significant factors in its decision to approve the Amended Contract.

Economies of Scale.  The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded, at its September 2018 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. In connection with the approval of each fund's Amended Contract, the Board did not consider economies of scale because the proposed fee arrangements lower each fund's class-level management fees and FMRC will contractually limit expenses for Class K6. The Board will continue to review economies of scale in connection with future renewals of the Amended Contract.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Amended Contract should be approved.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Managed Retirement Income Fund
Fidelity Managed Retirement 2005 Fund
Fidelity Managed Retirement 2010 Fund
Fidelity Managed Retirement 2015 Fund
Fidelity Managed Retirement 2020 Fund
Fidelity Managed Retirement 2025 Fund

On May 16, 2019, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve amended management contracts with FMRC for Fidelity Managed Retirement Income Fund, Fidelity Managed Retirement 2005 Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund, and Fidelity Managed Retirement 2025 Fund (each, a Fund and collectively, the Funds) to add the fee schedule for new Class Z6 of each Fund.

The Board noted that the proposed management fee rate of new Class Z6 of each Fund would rank above the median of its competitor funds because the majority of such competitor funds do not have top-level management fees. The Board also considered that the projected total expense ratio of new Class Z6 of each Fund would rank below the competitive median both when including and excluding expenses of the underlying funds. The Board considered that, under the proposed contractual arrangements for new Class Z6, FMRC is obliged to pay all “class-level” expenses of Class Z6 to the extent necessary to limit total operating expenses, with certain exceptions, to an amount specified in the applicable expense contract. The Board also considered that such contractual arrangements may not be amended to increase the fees or expenses payable by Class Z6 except by a vote of a majority of the Board. The Board noted that with the exception of the changes described above, the amended management contracts would be identical to the management contracts the Board approved at its March 2019 meeting. The Board further noted that the amended management contracts would not result in changes to the nature, extent, and quality of the services provided to the Funds. The Board concluded that the projected total expense ratio of Class Z6 of each Fund was reasonable in light of the services provided and other factors considered.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the Advisory Contract and the amended management contracts for the Funds should be approved.

MRI-ANN-0919
1.9881729.102

Fidelity Simplicity RMD Income Fund℠

Fidelity Simplicity RMD 2005 Fund℠

Fidelity Simplicity RMD 2010 Fund℠

Fidelity Simplicity RMD 2015 Fund℠

Fidelity Simplicity RMD 2020 Fund℠

Annual Report

July 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Fidelity Simplicity RMD Income Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2005 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2010 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2015 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2020 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Simplicity RMD Income Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2019	Past 1 year	Past 5 years	Past 10 years
Fidelity Simplicity RMD Income Fund℠	5.03%	4.09%	6.75%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Simplicity RMD Income Fund℠ on July 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$19,215	Fidelity Simplicity RMD Income Fund℠
$14,456	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Simplicity RMD 2005 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2019	Past 1 year	Past 5 years	Past 10 years
Fidelity Simplicity RMD 2005 Fund℠	4.93%	4.59%	7.32%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Simplicity RMD 2005 Fund℠ on July 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$20,272	Fidelity Simplicity RMD 2005 Fund℠
$14,456	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Simplicity RMD 2010 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2019	Past 1 year	Past 5 years	Past 10 years
Fidelity Simplicity RMD 2010 Fund℠	4.66%	5.00%	7.74%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Simplicity RMD 2010 Fund℠ on July 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$21,069	Fidelity Simplicity RMD 2010 Fund℠
$14,456	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Simplicity RMD 2015 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2019	Past 1 year	Past 5 years	Past 10 years
Fidelity Simplicity RMD 2015 Fund℠	4.36%	5.31%	8.09%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Simplicity RMD 2015 Fund℠ on July 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$21,760	Fidelity Simplicity RMD 2015 Fund℠
$14,456	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Simplicity RMD 2020 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2019	Past 1 year	Past 5 years	Past 10 years
Fidelity Simplicity RMD 2020 Fund℠	4.04%	5.61%	8.50%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Simplicity RMD 2020 Fund℠ on July 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$22,616	Fidelity Simplicity RMD 2020 Fund℠
$14,456	Bloomberg Barclays U.S. Aggregate Bond Index

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 7.99% for the 12 months ending July 31, 2019, beginning the new year on a high note after enduring a historically volatile final quarter of 2018. Upbeat company earnings/outlooks and signs the Federal Reserve may pause on rates boosted stocks to an all-time high on April 30. In May, however, volatility spiked and stocks returned -6.35% for the month amid the Fed’s decision to hold interest rates steady and signal that it had little appetite to adjust them any time soon, as well as retaliatory tariffs imposed on the U.S. by China. The downtrend was similar to late 2018, when many investors fled from risk assets on elevated concerns about future economic growth, global trade and tighter monetary policy. The bull market roared back in June, with the S&P 500® rising 7.05%, and recorded a series of all-time highs in a productive July (+1.44%). For the full 12 months, growth stocks outpaced value, while large-caps handily bested small-caps. By sector, information technology (+19%) led the way, and three defensive groups also stood out – real estate (+18%), utilities (+17%) and consumer staples (+15%). In contrast, energy (-16%) materials (0%) and financials (+3%) lagged.Looking abroad, international equities returned -2.10% for the 12 months, according to the MSCI ACWI (All Country World Index) ex USA Index. Stocks entered 2019 battered after a historically volatile final quarter of 2018. However, the index rallied 10.37% in the first quarter of 2019, after the U.S. Federal Reserve’s January decision to backpedal on its earlier expectation for multiple interest rate hikes in 2019. A dovish shift in monetary policy expectations among other central banks also bolstered stocks in the second half of the one-year period, as did policy stimulus in China that stabilized that country’s economic growth trajectory. In the second quarter of 2019, renewed trade tension between the U.S. and China, along with growing concerns about sluggish global economic growth, tempered investors’ enthusiasm for equities, though the index still advanced 3.07%.In fixed income, U.S. taxable investment-grade bonds advanced broadly for the year, driven by a change in direction for U.S. policy interest rates, slower global economic growth and uncertainty regarding trade policy. The Bloomberg Barclays U.S. Aggregate Bond Index gained 8.08%. Early in the period, spreads between shorter-term and longer-term Treasury bonds remained tight, due to escalating global trade tension. Market yields rose in September and early October on expectations for higher inflation. Yields then declined and credit spreads widened in November and December because of disappointing U.S. manufacturing data and signs of a global economic slowdown. Yield spreads narrowed notably in January, as the U.S. Federal Reserve said it would be “patient” with policy rate hikes, and that future increases largely would depend on economic data. Yields continued to decline in the spring, amid rising international trade tension and attacks on oil tankers in the Middle East, and then tumbled further in July, when the Fed cut interest rates for the first time since 2008. Within the Bloomberg Barclays index, corporate bonds gained 10.42%, topping the 7.57% advance of U.S. Treasuries. Securitized bonds rose 6.88%, led by commercial mortgage-backed securities (+9.21%).

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:  For the fiscal year, returns for Fidelity Simplicity RMD Funds ranged from about 4% to about 5%, with performance trending higher among the funds for investors further into retirement. Funds for investors well into retirement – those with more exposure to fixed-income and short-term securities and lower equity exposure – fared a bit better than Funds for those with a longer expected retirement horizon – those that invest in a greater percentage of equities and less fixed-income and short-term debt exposure. Versus Composites, each Fidelity Simplicity RMD Fund underperformed by about one to two percentage points this period, primarily due to active asset allocation. Specifically, a non-Composite allocation to commodities was the largest detractor, as this asset class returned -5.36% the past year, as measured by the Bloomberg Commodity Index. Underweighting two stronger-performing asset classes – U.S. equities and investment-grade bonds – and overweighting weaker-performing non-U.S. equities also hindered the Funds’ relative results. Partially offsetting that relative weakness was an overweighted allocation to strong-performing, long-term U.S. Treasury bonds, which returned 14.16%, as measured by the Bloomberg Barclays U.S. Long Treasury Bond Index. In terms of the performance of the underlying investment funds, allocations to investment-grade bonds and non-U.S. equities outperformed their respective asset-class benchmarks, whereas the Funds’ exposure to U.S. equity funds detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On July 26, 2019, all Advisor classes of Simplicity RMD Funds converted into the Retail Class.

Fidelity Simplicity RMD Income Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	37.5
Fidelity Series Government Money Market Fund 2.38%	18.3
Fidelity Series Inflation-Protected Bond Index Fund	13.4
Fidelity Series Short-Term Credit Fund	4.5
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
Fidelity Series Commodity Strategy Fund	3.5
Fidelity Series Emerging Markets Opportunities Fund	3.3
Fidelity Series International Growth Fund	2.5
Fidelity Series International Value Fund	2.3
Fidelity Series Intrinsic Opportunities Fund	1.3
90.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	11.2%
International Equity Funds	9.4%
Bond Funds	56.6%
Short-Term Funds	22.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD Income Fund℠

Schedule of Investments July 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 11.2%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	6,671	$67,779
Fidelity Series Blue Chip Growth Fund (a)	7,500	116,700
Fidelity Series Commodity Strategy Fund (a)	157,788	736,871
Fidelity Series Growth Company Fund (a)	13,215	233,107
Fidelity Series Intrinsic Opportunities Fund (a)	17,310	284,238
Fidelity Series Large Cap Stock Fund (a)	16,581	249,550
Fidelity Series Large Cap Value Index Fund (a)	5,579	72,476
Fidelity Series Opportunistic Insights Fund (a)	6,899	128,803
Fidelity Series Small Cap Discovery Fund (a)	3,181	35,726
Fidelity Series Small Cap Opportunities Fund (a)	7,611	106,857
Fidelity Series Stock Selector Large Cap Value Fund (a)	15,568	192,889
Fidelity Series Value Discovery Fund (a)	10,596	138,172
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,332,918)		2,363,168

International Equity Funds - 9.4%
Fidelity Series Canada Fund (a)	5,300	57,662
Fidelity Series Emerging Markets Fund (a)	8,239	77,775
Fidelity Series Emerging Markets Opportunities Fund (a)	37,133	697,355
Fidelity Series International Growth Fund (a)	32,290	524,387
Fidelity Series International Small Cap Fund (a)	7,194	114,738
Fidelity Series International Value Fund (a)	52,650	494,388
Fidelity Series Overseas Fund (a)	1,901	18,709
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,967,189)		1,985,014

Bond Funds - 56.6%
Fidelity Series Emerging Markets Debt Fund (a)	15,496	151,703
Fidelity Series Floating Rate High Income Fund (a)	3,407	31,750
Fidelity Series High Income Fund (a)	16,796	159,393
Fidelity Series Inflation-Protected Bond Index Fund (a)	281,796	2,826,416
Fidelity Series International Credit Fund (a)	546	5,597
Fidelity Series Investment Grade Bond Fund (a)	692,691	7,931,312
Fidelity Series Long-Term Treasury Bond Index Fund (a)	81,612	760,625
Fidelity Series Real Estate Income Fund (a)	9,013	101,031
TOTAL BOND FUNDS
(Cost $11,653,964)		11,967,827

Short-Term Funds - 22.8%
Fidelity Series Government Money Market Fund 2.38% (a)(b)	3,869,381	3,869,381
Fidelity Series Short-Term Credit Fund (a)	96,371	967,568
TOTAL SHORT-TERM FUNDS
(Cost $4,830,098)		4,836,949
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $20,784,169)		21,152,958
NET OTHER ASSETS (LIABILITIES) - 0.0%		(8,067)
NET ASSETS - 100%		$21,144,891

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$471	$--	$489	$--	$270	$(252)	$--
Fidelity Series All-Sector Equity Fund	97,191	57,664	80,314	11,949	1,282	(8,044)	67,779
Fidelity Series Blue Chip Growth Fund	102,773	85,493	73,004	11,823	2,891	(1,453)	116,700
Fidelity Series Canada Fund	32,007	39,098	14,822	746	(19)	1,398	57,662
Fidelity Series Commodity Strategy Fund	279,656	597,566	97,993	19,311	(2,675)	(39,683)	736,871
Fidelity Series Emerging Markets Debt Fund	82,085	92,599	25,188	6,042	(636)	2,843	151,703
Fidelity Series Emerging Markets Fund	--	86,891	7,699	199	(105)	(1,312)	77,775
Fidelity Series Emerging Markets Opportunities Fund	427,797	505,861	215,029	36,619	(5,038)	(16,236)	697,355
Fidelity Series Floating Rate High Income Fund	34,999	18,962	21,490	2,120	(405)	(316)	31,750
Fidelity Series Government Money Market Fund 2.38%	2,821,826	2,194,577	1,147,022	66,826	--	--	3,869,381
Fidelity Series Growth Company Fund	207,803	173,340	147,602	18,805	10,224	(10,658)	233,107
Fidelity Series High Income Fund	182,746	115,464	137,798	11,459	(3,424)	2,405	159,393
Fidelity Series Inflation-Protected Bond Index Fund	1,466,423	1,845,308	561,808	35,650	(1,123)	77,616	2,826,416
Fidelity Series International Credit Fund	5,097	266	--	266	--	234	5,597
Fidelity Series International Growth Fund	313,833	351,804	155,915	20,900	1,440	13,225	524,387
Fidelity Series International Small Cap Fund	75,281	80,804	34,219	7,085	(63)	(7,065)	114,738
Fidelity Series International Value Fund	314,871	343,297	131,112	11,453	(1,277)	(31,391)	494,388
Fidelity Series Intrinsic Opportunities Fund	246,530	178,111	111,837	17,986	1,727	(30,293)	284,238
Fidelity Series Investment Grade Bond Fund	5,190,940	4,155,850	1,717,645	196,754	(17,683)	319,850	7,931,312
Fidelity Series Large Cap Stock Fund	221,865	178,999	139,358	21,742	2,119	(14,075)	249,550
Fidelity Series Large Cap Value Index Fund	61,970	44,806	35,652	2,492	1,200	152	72,476
Fidelity Series Long-Term Treasury Bond Index Fund	497,290	631,261	449,911	19,841	6,288	75,697	760,625
Fidelity Series Opportunistic Insights Fund	111,929	87,640	73,752	8,107	3,240	(254)	128,803
Fidelity Series Overseas Fund	--	18,804	--	--	--	(95)	18,709
Fidelity Series Real Estate Income Fund	66,330	52,340	19,906	5,159	(206)	2,473	101,031
Fidelity Series Short-Term Credit Fund	705,877	539,289	291,157	19,672	(1,374)	14,933	967,568
Fidelity Series Small Cap Discovery Fund	30,241	23,142	16,141	2,395	225	(1,741)	35,726
Fidelity Series Small Cap Opportunities Fund	92,785	73,761	54,667	9,267	1,046	(6,068)	106,857
Fidelity Series Stock Selector Large Cap Value Fund	169,371	128,584	102,006	12,313	796	(3,856)	192,889
Fidelity Series Value Discovery Fund	119,833	85,996	66,261	6,135	739	(2,135)	138,172
	$13,959,820	$12,787,577	$5,929,797	$583,116	$(541)	$335,899	$21,152,958

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD Income Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $20,784,169)	$21,152,958
Total Investment in Securities (cost $20,784,169)		$21,152,958
Cash		32
Receivable for investments sold		82,357
Receivable for fund shares sold		85
Total assets		21,235,432
Liabilities
Payable for investments purchased	$80,929
Payable for fund shares redeemed	1,478
Accrued management fee	8,028
Distribution and service plan fees payable	106
Total liabilities		90,541
Net Assets		$21,144,891
Net Assets consist of:
Paid in capital		$20,680,166
Total distributable earnings (loss)		464,725
Net Assets		$21,144,891
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($21,144,891 ÷ 361,310 shares)		$58.52

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2019
Investment Income
Dividends:
Affiliated issuers		$392,131
Expenses
Management fee	$72,591
Distribution and service plan fees	1,945
Independent trustees' fees and expenses	66
Total expenses before reductions	74,602
Expense reductions	(14)
Total expenses after reductions		74,588
Net investment income (loss)		317,543
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(541)
Capital gain distributions from underlying funds:
Affiliated issuers	190,985
Total net realized gain (loss)		190,444
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	335,899
Total change in net unrealized appreciation (depreciation)		335,899
Net gain (loss)		526,343
Net increase (decrease) in net assets resulting from operations		$843,886

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2019	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$317,543	$208,397
Net realized gain (loss)	190,444	166,261
Change in net unrealized appreciation (depreciation)	335,899	(92,626)
Net increase (decrease) in net assets resulting from operations	843,886	282,032
Distributions to shareholders	(481,427)	–
Distributions to shareholders from net investment income	–	(200,292)
Distributions to shareholders from net realized gain	–	(739,151)
Total distributions	(481,427)	(939,443)
Share transactions - net increase (decrease)	6,828,271	4,280,792
Total increase (decrease) in net assets	7,190,730	3,623,381
Net Assets
Beginning of period	13,954,161	10,330,780
End of period	$21,144,891	$13,954,161
Other Information
Undistributed net investment income end of period		$19,816

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD Income Fund

Years ended July 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$57.61	$61.22	$58.62	$59.28	$58.27
Income from Investment Operations
Net investment income (loss)A	1.164	1.013	.923	.920	.866
Net realized and unrealized gain (loss)	1.632	.513	2.703	.317	1.628
Total from investment operations	2.796	1.526	3.626	1.237	2.494
Distributions from net investment income	(1.163)	(.986)	(.847)	(.914)	(.847)
Distributions from net realized gain	(.723)	(4.150)	(.179)	(.983)	(.637)
Total distributions	(1.886)	(5.136)	(1.026)	(1.897)	(1.484)
Net asset value, end of period	$58.52	$57.61	$61.22	$58.62	$59.28
Total ReturnB	5.03%	2.61%	6.27%	2.24%	4.33%
Ratios to Average Net AssetsC,D
Expenses before reductions	.46%	.47%	.08%	- %E	- %E
Expenses net of fee waivers, if any	.46%	.47%	.08%	-%	-%
Expenses net of all reductions	.46%	.46%	.08%	-%	-%
Net investment income (loss)	2.04%	1.74%	1.56%	1.62%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$21,145	$13,457	$9,783	$8,756	$9,139
Portfolio turnover rateC	38%	46%	128%	49%	29%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2005 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	37.3
Fidelity Series Government Money Market Fund 2.38%	18.1
Fidelity Series Inflation-Protected Bond Index Fund	12.8
Fidelity Series Short-Term Credit Fund	4.5
Fidelity Series Long-Term Treasury Bond Index Fund	3.8
Fidelity Series Emerging Markets Opportunities Fund	3.6
Fidelity Series Commodity Strategy Fund	3.5
Fidelity Series International Growth Fund	2.6
Fidelity Series International Value Fund	2.4
Fidelity Series Intrinsic Opportunities Fund	1.4
90.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	11.5%
International Equity Funds	9.9%
Bond Funds	56.0%
Short-Term Funds	22.6%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2005 Fund℠

Schedule of Investments July 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 11.5%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	6,032	$61,288
Fidelity Series Blue Chip Growth Fund (a)	6,849	106,571
Fidelity Series Commodity Strategy Fund (a)	137,771	643,390
Fidelity Series Growth Company Fund (a)	12,150	214,319
Fidelity Series Intrinsic Opportunities Fund (a)	15,938	261,694
Fidelity Series Large Cap Stock Fund (a)	15,253	229,564
Fidelity Series Large Cap Value Index Fund (a)	5,053	65,641
Fidelity Series Opportunistic Insights Fund (a)	6,308	117,772
Fidelity Series Small Cap Discovery Fund (a)	2,816	31,622
Fidelity Series Small Cap Opportunities Fund (a)	6,935	97,373
Fidelity Series Stock Selector Large Cap Value Fund (a)	14,294	177,106
Fidelity Series Value Discovery Fund (a)	9,697	126,452
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,085,109)		2,132,792

International Equity Funds - 9.9%
Fidelity Series Canada Fund (a)	4,759	51,783
Fidelity Series Emerging Markets Fund (a)	7,789	73,530
Fidelity Series Emerging Markets Opportunities Fund (a)	35,188	660,836
Fidelity Series International Growth Fund (a)	29,487	478,874
Fidelity Series International Small Cap Fund (a)	6,532	104,187
Fidelity Series International Value Fund (a)	47,271	443,873
Fidelity Series Overseas Fund (a)	1,707	16,796
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,821,909)		1,829,879

Bond Funds - 56.0%
Fidelity Series Emerging Markets Debt Fund (a)	13,516	132,326
Fidelity Series Floating Rate High Income Fund (a)	2,951	27,504
Fidelity Series High Income Fund (a)	14,619	138,736
Fidelity Series Inflation-Protected Bond Index Fund (a)	235,160	2,358,651
Fidelity Series International Credit Fund (a)	1,032	10,580
Fidelity Series Investment Grade Bond Fund (a)	601,052	6,882,047
Fidelity Series Long-Term Treasury Bond Index Fund (a)	74,661	695,841
Fidelity Series Real Estate Income Fund (a)	7,832	87,797
TOTAL BOND FUNDS
(Cost $10,110,381)		10,333,482

Short-Term Funds - 22.6%
Fidelity Series Government Money Market Fund 2.38% (a)(b)	3,335,372	3,335,372
Fidelity Series Short-Term Credit Fund (a)	83,070	834,023
TOTAL SHORT-TERM FUNDS
(Cost $4,164,676)		4,169,395
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $18,182,075)		18,465,548
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7,237)
NET ASSETS - 100%		$18,458,311

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$1,106	$--	$1,147	$--	$594	$(553)	$--
Fidelity Series All-Sector Equity Fund	147,757	44,191	117,823	17,968	(1,608)	(11,229)	61,288
Fidelity Series Blue Chip Growth Fund	156,251	56,513	102,616	18,265	5,596	(9,173)	106,571
Fidelity Series Canada Fund	46,136	24,529	19,572	1,041	(175)	865	51,783
Fidelity Series Commodity Strategy Fund	366,824	437,101	109,716	25,702	(2,380)	(48,439)	643,390
Fidelity Series Emerging Markets Debt Fund	107,270	50,750	27,278	6,835	(1,210)	2,794	132,326
Fidelity Series Emerging Markets Fund	--	89,760	14,971	290	(116)	(1,143)	73,530
Fidelity Series Emerging Markets Opportunities Fund	638,146	347,417	286,579	53,341	(6,609)	(31,539)	660,836
Fidelity Series Floating Rate High Income Fund	45,903	9,330	26,695	2,568	(631)	(403)	27,504
Fidelity Series Government Money Market Fund 2.38%	3,522,899	1,017,855	1,205,382	73,783	--	--	3,335,372
Fidelity Series Growth Company Fund	316,008	115,034	206,155	27,471	15,289	(25,857)	214,319
Fidelity Series High Income Fund	239,624	50,785	148,839	13,631	(4,061)	1,227	138,736
Fidelity Series Inflation-Protected Bond Index Fund	1,787,809	1,063,222	559,153	42,294	(4,107)	70,880	2,358,651
Fidelity Series International Credit Fund	9,635	503	--	503	--	442	10,580
Fidelity Series International Growth Fund	453,174	227,415	204,191	29,569	(139)	2,615	478,874
Fidelity Series International Small Cap Fund	108,636	51,957	44,563	10,017	(1,226)	(10,617)	104,187
Fidelity Series International Value Fund	454,676	203,090	165,024	16,031	(3,713)	(45,156)	443,873
Fidelity Series Intrinsic Opportunities Fund	374,960	93,191	163,040	27,422	1,606	(45,023)	261,694
Fidelity Series Investment Grade Bond Fund	6,670,148	1,696,895	1,786,014	223,620	(17,837)	318,855	6,882,047
Fidelity Series Large Cap Stock Fund	337,395	109,751	193,237	31,501	2,603	(26,948)	229,564
Fidelity Series Large Cap Value Index Fund	94,186	23,108	51,606	3,689	2,041	(2,088)	65,641
Fidelity Series Long-Term Treasury Bond Index Fund	684,188	404,350	477,993	23,752	7,259	78,037	695,841
Fidelity Series Opportunistic Insights Fund	170,179	53,811	104,739	12,147	4,483	(5,962)	117,772
Fidelity Series Overseas Fund	--	16,833	--	--	--	(37)	16,796
Fidelity Series Real Estate Income Fund	86,493	22,453	22,942	6,095	(478)	2,271	87,797
Fidelity Series Short-Term Credit Fund	881,164	241,500	302,753	21,792	(2,529)	16,641	834,023
Fidelity Series Small Cap Discovery Fund	45,924	13,128	24,466	3,303	112	(3,076)	31,622
Fidelity Series Small Cap Opportunities Fund	141,051	46,373	77,765	14,342	3,481	(15,767)	97,373
Fidelity Series Stock Selector Large Cap Value Fund	257,548	72,102	142,702	18,372	(972)	(8,870)	177,106
Fidelity Series Value Discovery Fund	182,201	44,433	94,300	9,301	(70)	(5,812)	126,452
	$18,327,291	$6,627,380	$6,681,261	$734,645	$(4,797)	$196,935	$18,465,548

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2005 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $18,182,075)	$18,465,548
Total Investment in Securities (cost $18,182,075)		$18,465,548
Cash		107
Receivable for investments sold		117,364
Total assets		18,583,019
Liabilities
Payable for investments purchased	$115,181
Payable for fund shares redeemed	2,108
Accrued management fee	7,282
Distribution and service plan fees payable	137
Total liabilities		124,708
Net Assets		$18,458,311
Net Assets consist of:
Paid in capital		$18,053,096
Total distributable earnings (loss)		405,215
Net Assets		$18,458,311
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($18,458,311 ÷ 316,980 shares)		$58.23

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2019
Investment Income
Dividends:
Affiliated issuers		$461,154
Expenses
Management fee	$86,200
Distribution and service plan fees	2,060
Independent trustees' fees and expenses	81
Total expenses		88,341
Net investment income (loss)		372,813
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(4,797)
Capital gain distributions from underlying funds:
Affiliated issuers	273,491
Total net realized gain (loss)		268,694
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	196,935
Total change in net unrealized appreciation (depreciation)		196,935
Net gain (loss)		465,629
Net increase (decrease) in net assets resulting from operations		$838,442

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2019	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$372,813	$329,988
Net realized gain (loss)	268,694	477,840
Change in net unrealized appreciation (depreciation)	196,935	(229,640)
Net increase (decrease) in net assets resulting from operations	838,442	578,188
Distributions to shareholders	(787,475)	–
Distributions to shareholders from net investment income	–	(326,711)
Distributions to shareholders from net realized gain	–	(2,298,356)
Total distributions	(787,475)	(2,625,067)
Share transactions - net increase (decrease)	87,795	(657,215)
Total increase (decrease) in net assets	138,762	(2,704,094)
Net Assets
Beginning of period	18,319,549	21,023,643
End of period	$18,458,311	$18,319,549
Other Information
Undistributed net investment income end of period		$26,695

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD 2005 Fund

Years ended July 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$58.00	$64.50	$60.94	$61.71	$59.76
Income from Investment Operations
Net investment income (loss)A	1.189	1.002	.981	.959	.910
Net realized and unrealized gain (loss)	1.525	.780	3.850	.194	2.088
Total from investment operations	2.714	1.782	4.831	1.153	2.998
Distributions from net investment income	(1.180)	(.991)	(.912)	(.950)	(.900)
Distributions from net realized gain	(1.304)	(7.291)	(.359)	(.973)	(.148)
Total distributions	(2.484)	(8.282)	(1.271)	(1.923)	(1.048)
Net asset value, end of period	$58.23	$58.00	$64.50	$60.94	$61.71
Total ReturnB	4.93%	3.00%	8.05%	2.03%	5.05%
Ratios to Average Net AssetsC,D
Expenses before reductions	.48%	.49%	.07%	- %E	- %E
Expenses net of fee waivers, if any	.48%	.49%	.07%	-%	-%
Expenses net of all reductions	.48%	.49%	.07%	-%	-%
Net investment income (loss)	2.10%	1.70%	1.58%	1.63%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$18,458	$17,775	$20,180	$28,337	$26,020
Portfolio turnover rateC	37%	32%	102%	47%	28%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2010 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	34.1
Fidelity Series Government Money Market Fund 2.38%	14.9
Fidelity Series Inflation-Protected Bond Index Fund	10.6
Fidelity Series Emerging Markets Opportunities Fund	4.4
Fidelity Series Long-Term Treasury Bond Index Fund	4.0
Fidelity Series Short-Term Credit Fund	3.8
Fidelity Series Commodity Strategy Fund	3.5
Fidelity Series International Growth Fund	3.5
Fidelity Series International Value Fund	3.3
Fidelity Series Intrinsic Opportunities Fund	2.5
84.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	17.5%
International Equity Funds	13.0%
Bond Funds	50.8%
Short-Term Funds	18.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2010 Fund℠

Schedule of Investments July 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 17.5%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	6,012	$61,083
Fidelity Series Blue Chip Growth Fund (a)	6,800	105,808
Fidelity Series Commodity Strategy Fund (a)	78,824	368,109
Fidelity Series Growth Company Fund (a)	12,039	212,368
Fidelity Series Intrinsic Opportunities Fund (a)	15,783	259,156
Fidelity Series Large Cap Stock Fund (a)	15,111	227,419
Fidelity Series Large Cap Value Index Fund (a)	5,033	65,384
Fidelity Series Opportunistic Insights Fund (a)	6,261	116,888
Fidelity Series Small Cap Discovery Fund (a)	2,828	31,754
Fidelity Series Small Cap Opportunities Fund (a)	6,837	95,991
Fidelity Series Stock Selector Large Cap Value Fund (a)	14,170	175,565
Fidelity Series Value Discovery Fund (a)	9,623	125,489
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,795,858)		1,845,014

International Equity Funds - 13.0%
Fidelity Series Canada Fund (a)	3,706	40,326
Fidelity Series Emerging Markets Fund (a)	5,590	52,773
Fidelity Series Emerging Markets Opportunities Fund (a)	24,986	469,244
Fidelity Series International Growth Fund (a)	22,625	367,433
Fidelity Series International Small Cap Fund (a)	5,041	80,402
Fidelity Series International Value Fund (a)	36,823	345,766
Fidelity Series Overseas Fund (a)	2,054	20,210
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,363,797)		1,376,154

Bond Funds - 50.8%
Fidelity Series Emerging Markets Debt Fund (a)	7,738	75,757
Fidelity Series Floating Rate High Income Fund (a)	1,695	15,802
Fidelity Series High Income Fund (a)	8,378	79,510
Fidelity Series Inflation-Protected Bond Index Fund (a)	111,880	1,122,159
Fidelity Series International Credit Fund (a)	341	3,500
Fidelity Series Investment Grade Bond Fund (a)	314,088	3,596,304
Fidelity Series Long-Term Treasury Bond Index Fund (a)	45,024	419,621
Fidelity Series Real Estate Income Fund (a)	4,486	50,288
TOTAL BOND FUNDS
(Cost $5,227,996)		5,362,941

Short-Term Funds - 18.7%
Fidelity Series Government Money Market Fund 2.38% (a)(b)	1,574,869	1,574,869
Fidelity Series Short-Term Credit Fund (a)	39,223	393,798
TOTAL SHORT-TERM FUNDS
(Cost $1,965,917)		1,968,667
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $10,353,568)		10,552,776
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,735)
NET ASSETS - 100%		$10,548,041

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$477	$--	$495	$--	$301	$(283)	$--
Fidelity Series All-Sector Equity Fund	88,690	46,691	66,727	12,264	836	(8,407)	61,083
Fidelity Series Blue Chip Growth Fund	93,799	67,550	56,747	11,281	1,959	(753)	105,808
Fidelity Series Canada Fund	24,677	23,709	8,943	594	(75)	958	40,326
Fidelity Series Commodity Strategy Fund	146,204	280,594	37,206	9,892	(794)	(20,689)	368,109
Fidelity Series Emerging Markets Debt Fund	42,683	40,942	8,981	3,171	(135)	1,248	75,757
Fidelity Series Emerging Markets Fund	--	60,370	6,739	151	(51)	(807)	52,773
Fidelity Series Emerging Markets Opportunities Fund	319,330	293,746	128,254	27,731	(3,014)	(12,564)	469,244
Fidelity Series Floating Rate High Income Fund	18,213	8,250	10,243	1,135	(246)	(172)	15,802
Fidelity Series Government Money Market Fund 2.38%	1,148,025	799,816	372,972	27,909	--	--	1,574,869
Fidelity Series Growth Company Fund	189,674	143,054	117,647	19,126	4,160	(6,873)	212,368
Fidelity Series High Income Fund	95,588	49,278	64,563	6,099	(1,507)	714	79,510
Fidelity Series Inflation-Protected Bond Index Fund	591,429	670,594	170,006	15,175	(526)	30,668	1,122,159
Fidelity Series International Credit Fund	3,188	166	--	166	--	146	3,500
Fidelity Series International Growth Fund	242,112	212,429	95,128	16,672	(122)	8,142	367,433
Fidelity Series International Small Cap Fund	58,072	48,545	20,114	5,665	(235)	(5,866)	80,402
Fidelity Series International Value Fund	242,896	199,554	70,308	9,052	(1,386)	(24,990)	345,766
Fidelity Series Intrinsic Opportunities Fund	225,308	139,991	78,718	17,283	(268)	(27,157)	259,156
Fidelity Series Investment Grade Bond Fund	2,418,351	1,653,548	615,704	93,064	(1,835)	141,944	3,596,304
Fidelity Series Large Cap Stock Fund	202,508	143,522	106,586	20,905	445	(12,470)	227,419
Fidelity Series Large Cap Value Index Fund	56,552	35,010	27,300	2,537	569	553	65,384
Fidelity Series Long-Term Treasury Bond Index Fund	287,000	310,701	223,742	11,319	3,281	42,381	419,621
Fidelity Series Opportunistic Insights Fund	102,166	71,276	58,457	8,293	1,470	433	116,888
Fidelity Series Overseas Fund	--	20,212	--	--	--	(2)	20,210
Fidelity Series Real Estate Income Fund	34,108	22,594	7,601	2,678	(46)	1,233	50,288
Fidelity Series Short-Term Credit Fund	287,237	194,330	93,321	8,196	(708)	6,260	393,798
Fidelity Series Small Cap Discovery Fund	27,581	18,557	12,899	2,414	(24)	(1,461)	31,754
Fidelity Series Small Cap Opportunities Fund	84,649	59,686	43,226	8,928	507	(5,625)	95,991
Fidelity Series Stock Selector Large Cap Value Fund	154,589	101,628	76,894	12,577	(525)	(3,233)	175,565
Fidelity Series Value Discovery Fund	109,381	67,111	49,109	6,316	(56)	(1,838)	125,489
	$7,294,487	$5,783,454	$2,628,630	$360,593	$1,975	$101,490	$10,552,776

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2010 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $10,353,568)	$10,552,776
Total Investment in Securities (cost $10,353,568)		$10,552,776
Cash		32
Receivable for investments sold		91,033
Total assets		10,643,841
Liabilities
Payable for investments purchased	$78,363
Payable for fund shares redeemed	12,669
Accrued management fee	4,629
Distribution and service plan fees payable	139
Total liabilities		95,800
Net Assets		$10,548,041
Net Assets consist of:
Paid in capital		$10,267,180
Total distributable earnings (loss)		280,861
Net Assets		$10,548,041
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($10,548,041 ÷ 197,042 shares)		$53.53

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2019
Investment Income
Dividends:
Affiliated issuers		$204,799
Expenses
Management fee	$43,063
Distribution and service plan fees	1,889
Independent trustees' fees and expenses	35
Total expenses before reductions	44,987
Expense reductions	(6)
Total expenses after reductions		44,981
Net investment income (loss)		159,818
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	1,975
Capital gain distributions from underlying funds:
Affiliated issuers	155,794
Total net realized gain (loss)		157,769
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	101,490
Total change in net unrealized appreciation (depreciation)		101,490
Net gain (loss)		259,259
Net increase (decrease) in net assets resulting from operations		$419,077

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2019	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$159,818	$109,698
Net realized gain (loss)	157,769	160,187
Change in net unrealized appreciation (depreciation)	101,490	(23,110)
Net increase (decrease) in net assets resulting from operations	419,077	246,775
Distributions to shareholders	(320,422)	–
Distributions to shareholders from net investment income	–	(106,600)
Distributions to shareholders from net realized gain	–	(894,051)
Total distributions	(320,422)	(1,000,651)
Share transactions - net increase (decrease)	3,158,286	1,629,953
Total increase (decrease) in net assets	3,256,941	876,077
Net Assets
Beginning of period	7,291,100	6,415,023
End of period	$10,548,041	$7,291,100
Other Information
Undistributed net investment income end of period		$9,277

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD 2010 Fund

Years ended July 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$53.40	$60.82	$57.20	$58.53	$56.73
Income from Investment Operations
Net investment income (loss)A	1.026	.877	.906	.897	.882
Net realized and unrealized gain (loss)	1.329	1.285	4.242	.048	2.192
Total from investment operations	2.355	2.162	5.148	.945	3.074
Distributions from net investment income	(1.028)	(.850)	(.848)	(.893)	(.880)
Distributions from net realized gain	(1.197)	(8.732)	(.680)	(1.382)	(.394)
Total distributions	(2.225)	(9.582)	(1.528)	(2.275)	(1.274)
Net asset value, end of period	$53.53	$53.40	$60.82	$57.20	$58.53
Total ReturnB	4.66%	3.98%	9.20%	1.82%	5.48%
Ratios to Average Net AssetsC,D
Expenses before reductions	.52%	.53%	.08%	- %E	- %E
Expenses net of fee waivers, if any	.52%	.53%	.08%	-%	-%
Expenses net of all reductions	.52%	.53%	.08%	-%	-%
Net investment income (loss)	1.97%	1.62%	1.56%	1.62%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$10,548	$6,867	$5,933	$6,745	$7,858
Portfolio turnover rateC	32%	44%	128%	24%	33%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2015 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	30.5
Fidelity Series Government Money Market Fund 2.38%	12.2
Fidelity Series Inflation-Protected Bond Index Fund	8.4
Fidelity Series Emerging Markets Opportunities Fund	5.1
Fidelity Series International Growth Fund	4.4
Fidelity Series International Value Fund	4.2
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
Fidelity Series Intrinsic Opportunities Fund	3.5
Fidelity Series Commodity Strategy Fund	3.5
Fidelity Series Large Cap Stock Fund	3.1
79.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	23.6%
International Equity Funds	16.1%
Bond Funds	45.1%
Short-Term Funds	15.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2015 Fund℠

Schedule of Investments July 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 23.6%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	17,075	$173,486
Fidelity Series Blue Chip Growth Fund (a)	19,352	301,123
Fidelity Series Commodity Strategy Fund (a)	156,557	731,122
Fidelity Series Growth Company Fund (a)	34,307	605,182
Fidelity Series Intrinsic Opportunities Fund (a)	44,988	738,709
Fidelity Series Large Cap Stock Fund (a)	43,068	648,169
Fidelity Series Large Cap Value Index Fund (a)	14,300	185,763
Fidelity Series Opportunistic Insights Fund (a)	17,824	332,773
Fidelity Series Small Cap Discovery Fund (a)	7,993	89,762
Fidelity Series Small Cap Opportunities Fund (a)	19,387	272,188
Fidelity Series Stock Selector Large Cap Value Fund (a)	40,371	500,196
Fidelity Series Value Discovery Fund (a)	27,399	357,279
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,865,122)		4,935,752

International Equity Funds - 16.1%
Fidelity Series Canada Fund (a)	9,377	102,025
Fidelity Series Emerging Markets Fund (a)	12,963	122,371
Fidelity Series Emerging Markets Opportunities Fund (a)	57,530	1,080,413
Fidelity Series International Growth Fund (a)	57,140	927,956
Fidelity Series International Small Cap Fund (a)	12,649	201,746
Fidelity Series International Value Fund (a)	93,164	874,808
Fidelity Series Overseas Fund (a)	6,767	66,584
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,384,562)		3,375,903

Bond Funds - 45.1%
Fidelity Series Emerging Markets Debt Fund (a)	15,413	150,896
Fidelity Series Floating Rate High Income Fund (a)	3,360	31,313
Fidelity Series High Income Fund (a)	16,707	158,549
Fidelity Series Inflation-Protected Bond Index Fund (a)	176,134	1,766,627
Fidelity Series International Credit Fund (a)	452	4,637
Fidelity Series Investment Grade Bond Fund (a)	556,831	6,375,720
Fidelity Series Long-Term Treasury Bond Index Fund (a)	91,703	854,670
Fidelity Series Real Estate Income Fund (a)	8,924	100,040
TOTAL BOND FUNDS
(Cost $9,145,095)		9,442,452

Short-Term Funds - 15.2%
Fidelity Series Government Money Market Fund 2.38% (a)(b)	2,542,683	2,542,683
Fidelity Series Short-Term Credit Fund (a)	63,325	635,788
TOTAL SHORT-TERM FUNDS
(Cost $3,172,995)		3,178,471
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $20,567,774)		20,932,578
NET OTHER ASSETS (LIABILITIES) - 0.0%		(10,124)
NET ASSETS - 100%		$20,922,454

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$240,570	$131,994	$174,930	$37,036	$(1,173)	$(22,975)	$173,486
Fidelity Series Blue Chip Growth Fund	254,437	174,019	127,476	34,087	(101)	244	301,123
Fidelity Series Canada Fund	62,697	55,013	17,771	1,573	(250)	2,336	102,025
Fidelity Series Commodity Strategy Fund	294,667	555,361	70,810	22,123	(2,463)	(45,633)	731,122
Fidelity Series Emerging Markets Debt Fund	85,902	78,430	15,912	6,831	(381)	2,857	150,896
Fidelity Series Emerging Markets Fund	--	137,038	12,416	376	(224)	(2,027)	122,371
Fidelity Series Emerging Markets Opportunities Fund	745,560	620,235	244,256	69,319	(15,845)	(25,281)	1,080,413
Fidelity Series Floating Rate High Income Fund	36,451	15,819	20,045	2,439	(488)	(424)	31,313
Fidelity Series Government Money Market Fund 2.38%	1,856,330	1,274,604	588,251	48,228	--	--	2,542,683
Fidelity Series Growth Company Fund	514,382	373,383	267,760	57,205	(5,326)	(9,497)	605,182
Fidelity Series High Income Fund	192,720	96,141	128,278	13,138	(2,992)	958	158,549
Fidelity Series Inflation-Protected Bond Index Fund	941,773	1,046,363	272,111	25,522	(1,251)	51,853	1,766,627
Fidelity Series International Credit Fund	4,223	220	--	220	--	194	4,637
Fidelity Series International Growth Fund	615,045	488,583	194,504	45,640	(3,019)	21,851	927,956
Fidelity Series International Small Cap Fund	147,539	111,470	40,341	15,534	(2,310)	(14,612)	201,746
Fidelity Series International Value Fund	617,007	478,924	150,115	24,763	(4,964)	(66,044)	874,808
Fidelity Series Intrinsic Opportunities Fund	612,372	369,346	156,790	53,037	(9,356)	(76,863)	738,709
Fidelity Series Investment Grade Bond Fund	4,341,763	2,823,986	1,053,094	177,618	(5,097)	268,162	6,375,720
Fidelity Series Large Cap Stock Fund	549,180	366,681	231,839	59,992	(3,808)	(32,045)	648,169
Fidelity Series Large Cap Value Index Fund	153,445	88,669	58,988	7,692	101	2,536	185,763
Fidelity Series Long-Term Treasury Bond Index Fund	592,796	625,967	463,290	24,806	14,335	84,862	854,670
Fidelity Series Opportunistic Insights Fund	277,131	181,791	129,531	24,972	(818)	4,200	332,773
Fidelity Series Overseas Fund	--	66,592	--	--	--	(8)	66,584
Fidelity Series Real Estate Income Fund	68,830	41,046	12,152	5,845	(146)	2,462	100,040
Fidelity Series Short-Term Credit Fund	464,603	304,817	143,221	14,147	66	9,523	635,788
Fidelity Series Small Cap Discovery Fund	74,892	46,044	25,830	7,268	(710)	(4,634)	89,762
Fidelity Series Small Cap Opportunities Fund	229,590	154,234	93,202	26,895	(2,413)	(16,021)	272,188
Fidelity Series Stock Selector Large Cap Value Fund	419,254	259,285	165,302	38,054	(2,128)	(10,913)	500,196
Fidelity Series Value Discovery Fund	296,694	171,388	103,940	19,020	(1,362)	(5,501)	357,279
	$14,689,853	$11,137,443	$4,962,155	$863,380	$(52,123)	$119,560	$20,932,578

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2015 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $20,567,774)	$20,932,578
Total Investment in Securities (cost $20,567,774)		$20,932,578
Cash		1
Receivable for investments sold		215,147
Receivable for fund shares sold		3,000
Total assets		21,150,726
Liabilities
Payable for investments purchased	$215,578
Payable for fund shares redeemed	2,569
Accrued management fee	9,914
Distribution and service plan fees payable	211
Total liabilities		228,272
Net Assets		$20,922,454
Net Assets consist of:
Paid in capital		$20,365,167
Total distributable earnings (loss)		557,287
Net Assets		$20,922,454
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($20,922,454 ÷ 352,174 shares)		$59.41

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2019
Investment Income
Dividends:
Affiliated issuers		$433,198
Expenses
Management fee	$99,706
Distribution and service plan fees	3,499
Independent trustees' fees and expenses	75
Total expenses		103,280
Net investment income (loss)		329,918
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(52,123)
Capital gain distributions from underlying funds:
Affiliated issuers	430,182
Total net realized gain (loss)		378,059
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	119,560
Total change in net unrealized appreciation (depreciation)		119,560
Net gain (loss)		497,619
Net increase (decrease) in net assets resulting from operations		$827,537

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2019	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$329,918	$156,949
Net realized gain (loss)	378,059	231,107
Change in net unrealized appreciation (depreciation)	119,560	63,775
Net increase (decrease) in net assets resulting from operations	827,537	451,831
Distributions to shareholders	(614,135)	–
Distributions to shareholders from net investment income	–	(147,498)
Distributions to shareholders from net realized gain	–	(1,038,823)
Total distributions	(614,135)	(1,186,321)
Share transactions - net increase (decrease)	6,026,190	7,109,470
Total increase (decrease) in net assets	6,239,592	6,374,980
Net Assets
Beginning of period	14,682,862	8,307,882
End of period	$20,922,454	$14,682,862
Other Information
Undistributed net investment income end of period		$16,421

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD 2015 Fund

Years ended July 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$59.14	$64.98	$60.62	$62.01	$59.79
Income from Investment Operations
Net investment income (loss)A	1.093	.869	.950	.938	.907
Net realized and unrealized gain (loss)	1.336	2.076	5.023	(.057)	2.472
Total from investment operations	2.429	2.945	5.973	.881	3.379
Distributions from net investment income	(1.092)	(.877)	(.906)	(.934)	(.885)
Distributions from net realized gain	(1.067)	(7.908)	(.707)	(1.337)	(.274)
Total distributions	(2.159)	(8.785)	(1.613)	(2.271)	(1.159)
Net asset value, end of period	$59.41	$59.14	$64.98	$60.62	$62.01
Total ReturnB	4.36%	5.00%	10.08%	1.62%	5.70%
Ratios to Average Net AssetsC,D
Expenses before reductions	.57%	.58%	.09%	- %E	- %E
Expenses net of fee waivers, if any	.57%	.58%	.09%	-%	-%
Expenses net of all reductions	.57%	.57%	.09%	-%	-%
Net investment income (loss)	1.89%	1.47%	1.53%	1.61%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$20,922	$13,754	$7,287	$9,061	$9,298
Portfolio turnover rateC	28%	44%	115%	27%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2020 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	26.7
Fidelity Series Government Money Market Fund 2.38%	9.4
Fidelity Series Inflation-Protected Bond Index Fund	6.4
Fidelity Series Emerging Markets Opportunities Fund	5.9
Fidelity Series International Growth Fund	5.4
Fidelity Series International Value Fund	5.1
Fidelity Series Intrinsic Opportunities Fund	4.6
Fidelity Series Long-Term Treasury Bond Index Fund	4.2
Fidelity Series Large Cap Stock Fund	4.0
Fidelity Series Growth Company Fund	3.8
75.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	29.7%
International Equity Funds	19.3%
Bond Funds	39.4%
Short-Term Funds	11.7%
Net Other Assets (Liabilities)	(0.1)%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2020 Fund℠

Schedule of Investments July 31, 2019

Showing Percentage of Net Assets

Domestic Equity Funds - 29.7%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	45,656	$463,870
Fidelity Series Blue Chip Growth Fund (a)	51,849	806,769
Fidelity Series Commodity Strategy Fund (a)	322,223	1,504,782
Fidelity Series Growth Company Fund (a)	92,043	1,623,646
Fidelity Series Intrinsic Opportunities Fund (a)	120,720	1,982,230
Fidelity Series Large Cap Stock Fund (a)	115,548	1,738,995
Fidelity Series Large Cap Value Index Fund (a)	38,249	496,851
Fidelity Series Opportunistic Insights Fund (a)	47,765	891,770
Fidelity Series Small Cap Discovery Fund (a)	21,276	238,925
Fidelity Series Small Cap Opportunities Fund (a)	51,829	727,677
Fidelity Series Stock Selector Large Cap Value Fund (a)	108,277	1,341,549
Fidelity Series Value Discovery Fund (a)	73,436	957,599
TOTAL DOMESTIC EQUITY FUNDS
(Cost $12,624,187)		12,774,663

International Equity Funds - 19.3%
Fidelity Series Canada Fund (a)	23,464	255,287
Fidelity Series Emerging Markets Fund (a)	30,594	288,808
Fidelity Series Emerging Markets Opportunities Fund (a)	136,128	2,556,491
Fidelity Series International Growth Fund (a)	141,844	2,303,548
Fidelity Series International Small Cap Fund (a)	30,725	490,070
Fidelity Series International Value Fund (a)	233,125	2,189,045
Fidelity Series Overseas Fund (a)	21,286	209,456
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $8,343,972)		8,292,705

Bond Funds - 39.4%
Fidelity Series Emerging Markets Debt Fund (a)	31,553	308,903
Fidelity Series Floating Rate High Income Fund (a)	6,904	64,344
Fidelity Series High Income Fund (a)	34,270	325,224
Fidelity Series Inflation-Protected Bond Index Fund (a)	274,144	2,749,667
Fidelity Series International Credit Fund (a)	1,046	10,717
Fidelity Series Investment Grade Bond Fund (a)	1,001,331	11,465,246
Fidelity Series Long-Term Treasury Bond Index Fund (a)	193,891	1,807,062
Fidelity Series Real Estate Income Fund (a)	18,364	205,864
TOTAL BOND FUNDS
(Cost $16,347,890)		16,937,027

Short-Term Funds - 11.7%
Fidelity Series Government Money Market Fund 2.38% (a)(b)	4,018,218	4,018,218
Fidelity Series Short-Term Credit Fund (a)	100,070	1,004,706
TOTAL SHORT-TERM FUNDS
(Cost $5,012,727)		5,022,924
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $42,328,776)		43,027,319
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(21,902)
NET ASSETS - 100%		$43,005,417

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$1,661	$--	$1,721	$--	$994	$(934)	$--
Fidelity Series All-Sector Equity Fund	570,195	356,719	407,604	91,060	(13,576)	(41,864)	463,870
Fidelity Series Blue Chip Growth Fund	603,131	502,320	312,615	80,002	1,131	12,802	806,769
Fidelity Series Canada Fund	142,396	146,784	40,327	3,751	(1,158)	7,592	255,287
Fidelity Series Commodity Strategy Fund	554,633	1,160,831	120,119	39,769	(4,631)	(85,932)	1,504,782
Fidelity Series Emerging Markets Debt Fund	161,686	171,525	29,715	13,438	(135)	5,542	308,903
Fidelity Series Emerging Markets Fund	--	320,645	28,448	807	(252)	(3,137)	288,808
Fidelity Series Emerging Markets Opportunities Fund	1,602,611	1,565,946	546,771	149,810	(50,747)	(14,548)	2,556,491
Fidelity Series Floating Rate High Income Fund	68,600	36,922	39,739	4,445	(713)	(726)	64,344
Fidelity Series Government Money Market Fund 2.38%	2,621,854	2,261,417	865,053	71,874	--	--	4,018,218
Fidelity Series Growth Company Fund	1,219,532	1,073,292	652,710	141,766	(14,242)	(2,226)	1,623,646
Fidelity Series High Income Fund	361,844	222,159	256,026	25,677	(6,583)	3,830	325,224
Fidelity Series Inflation-Protected Bond Index Fund	1,320,804	1,756,101	408,248	37,214	(1,569)	82,579	2,749,667
Fidelity Series International Credit Fund	9,760	509	--	509	--	448	10,717
Fidelity Series International Growth Fund	1,399,052	1,285,994	448,591	104,784	(14,590)	81,683	2,303,548
Fidelity Series International Small Cap Fund	335,470	293,374	103,563	35,763	(9,324)	(25,887)	490,070
Fidelity Series International Value Fund	1,403,406	1,230,773	288,463	57,340	(7,440)	(149,231)	2,189,045
Fidelity Series Intrinsic Opportunities Fund	1,447,800	1,042,441	304,689	123,476	(21,101)	(182,221)	1,982,230
Fidelity Series Investment Grade Bond Fund	7,116,682	5,757,571	1,886,150	303,898	(2,773)	479,916	11,465,246
Fidelity Series Large Cap Stock Fund	1,302,045	1,065,981	555,274	145,506	(17,836)	(55,921)	1,738,995
Fidelity Series Large Cap Value Index Fund	363,622	262,359	139,665	18,995	(1,059)	11,594	496,851
Fidelity Series Long-Term Treasury Bond Index Fund	1,144,811	1,413,094	963,175	49,828	27,748	184,584	1,807,062
Fidelity Series Opportunistic Insights Fund	656,981	531,732	315,960	61,547	(7,341)	26,358	891,770
Fidelity Series Overseas Fund	--	210,068	--	--	--	(612)	209,456
Fidelity Series Real Estate Income Fund	129,428	96,582	25,716	11,129	(189)	5,759	205,864
Fidelity Series Short-Term Credit Fund	656,211	551,107	217,541	21,029	286	14,643	1,004,706
Fidelity Series Small Cap Discovery Fund	177,323	140,407	68,350	18,081	(4,515)	(5,940)	238,925
Fidelity Series Small Cap Opportunities Fund	544,112	452,902	236,237	63,353	(11,402)	(21,698)	727,677
Fidelity Series Stock Selector Large Cap Value Fund	993,957	762,491	392,572	93,666	(13,265)	(9,062)	1,341,549
Fidelity Series Value Discovery Fund	703,372	503,021	238,288	46,534	(5,760)	(4,746)	957,599
	$27,612,979	$25,175,067	$9,893,330	$1,815,051	$(180,042)	$312,645	$43,027,319

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2020 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2019
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $42,328,776)	$43,027,319
Total Investment in Securities (cost $42,328,776)		$43,027,319
Cash		157
Receivable for investments sold		518,026
Receivable for fund shares sold		54
Total assets		43,545,556
Liabilities
Payable for investments purchased	$507,561
Payable for fund shares redeemed	10,520
Accrued management fee	21,727
Distribution and service plan fees payable	331
Total liabilities		540,139
Net Assets		$43,005,417
Net Assets consist of:
Paid in capital		$41,885,188
Total distributable earnings (loss)		1,120,229
Net Assets		$43,005,417
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($43,005,417 ÷ 718,240 shares)		$59.88

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2019
Investment Income
Dividends:
Affiliated issuers		$824,100
Expenses
Management fee	$210,571
Distribution and service plan fees	4,554
Independent trustees' fees and expenses	145
Total expenses before reductions	215,270
Expense reductions	(1)
Total expenses after reductions		215,269
Net investment income (loss)		608,831
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(180,042)
Capital gain distributions from underlying funds:
Affiliated issuers	990,951
Total net realized gain (loss)		810,909
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	312,645
Total change in net unrealized appreciation (depreciation)		312,645
Net gain (loss)		1,123,554
Net increase (decrease) in net assets resulting from operations		$1,732,385

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2019	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$608,831	$231,755
Net realized gain (loss)	810,909	375,258
Change in net unrealized appreciation (depreciation)	312,645	164,223
Net increase (decrease) in net assets resulting from operations	1,732,385	771,236
Distributions to shareholders	(1,151,851)	–
Distributions to shareholders from net investment income	–	(211,333)
Distributions to shareholders from net realized gain	–	(1,124,258)
Total distributions	(1,151,851)	(1,335,591)
Share transactions - net increase (decrease)	14,825,901	19,711,836
Total increase (decrease) in net assets	15,406,435	19,147,481
Net Assets
Beginning of period	27,598,982	8,451,501
End of period	$43,005,417	$27,598,982
Other Information
Undistributed net investment income end of period		$26,629

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD 2020 Fund

Years ended July 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$59.80	$64.06	$59.21	$60.89	$59.04
Income from Investment Operations
Net investment income (loss)A	1.031	.813	.924	.928	.898
Net realized and unrealized gain (loss)	1.221	2.708	5.363	(.202)	2.584
Total from investment operations	2.252	3.521	6.287	.726	3.482
Distributions from net investment income	(1.061)	(.810)	(.882)	(.915)	(.891)
Distributions from net realized gain	(1.111)	(6.971)	(.555)	(1.491)	(.741)
Total distributions	(2.172)	(7.781)	(1.437)	(2.406)	(1.632)
Net asset value, end of period	$59.88	$59.80	$64.06	$59.21	$60.89
Total ReturnB	4.04%	6.01%	10.83%	1.41%	5.98%
Ratios to Average Net AssetsC,D
Expenses before reductions	.61%	.62%	.10%	- %E	- %E
Expenses net of fee waivers, if any	.61%	.62%	.10%	-%	-%
Expenses net of all reductions	.61%	.62%	.10%	-%	-%
Net investment income (loss)	1.78%	1.37%	1.52%	1.63%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$43,005	$26,667	$7,449	$8,744	$9,019
Portfolio turnover rateC	29%	29%	118%	29%	31%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2019

1. Organization.

Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2005 Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund and Fidelity Simplicity RMD 2020 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in a systematic withdrawal plan, starting after the horizon date indicated by its name, resulting in the gradual liquidation of the shareholder's investment in the Fund.

Effective after the close of business July 26, 2019, each Fund's publicly offered shares classes were consolidated into a single share class. The surviving class is Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2005 Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund and Fidelity Simplicity RMD 2020 Fund. All current fiscal period dollar and share amounts for the classes that closed, which are presented in the Notes to Financial Statements, are for the period August 1, 2018 through July 26, 2019.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2019, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Simplicity RMD Income Fund	$20,823,266	$432,433	$(102,741)	$329,692
Fidelity Simplicity RMD 2005 Fund	18,209,094	367,283	(110,829)	256,454
Fidelity Simplicity RMD 2010 Fund	10,378,849	241,700	(67,773)	173,927
Fidelity Simplicity RMD 2015 Fund	20,656,563	543,324	(267,309)	276,015
Fidelity Simplicity RMD 2020 Fund	42,593,222	1,165,342	(731,245)	434,097

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Simplicity RMD Income Fund	$33,767	$101,265	$329,692
Fidelity Simplicity RMD 2005 Fund	32,631	116,130	256,454
Fidelity Simplicity RMD 2010 Fund	15,425	91,510	173,927
Fidelity Simplicity RMD 2015 Fund	28,716	252,557	276,015
Fidelity Simplicity RMD 2020 Fund	49,494	636,639	434,097

The tax character of distributions paid was as follows:

July 31, 2019
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Simplicity RMD Income Fund	$343,193	$138,234	$481,427
Fidelity Simplicity RMD 2005 Fund	445,126	342,349	787,475
Fidelity Simplicity RMD 2010 Fund	178,379	142,043	320,422
Fidelity Simplicity RMD 2015 Fund	375,716	238,419	614,135
Fidelity Simplicity RMD 2020 Fund	695,823	456,028	1,151,851

July 31, 2018
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Simplicity RMD Income Fund	$239,576	$699,867	$939,443
Fidelity Simplicity RMD 2005 Fund	403,600	2,221,467	2,625,067
Fidelity Simplicity RMD 2010 Fund	130,335	870,316	1,000,651
Fidelity Simplicity RMD 2015 Fund	173,807	1,012,514	1,186,321
Fidelity Simplicity RMD 2020 Fund	249,226	1,086,365	1,335,591

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Funds' financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

3. Purchases and Sales of Investments.

Purchases and sales of securities are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Simplicity RMD Income Fund	12,787,577	5,929,797
Fidelity Simplicity RMD 2005 Fund	6,627,380	6,681,261
Fidelity Simplicity RMD 2010 Fund	5,783,454	2,628,630
Fidelity Simplicity RMD 2015 Fund	11,137,443	4,962,155
Fidelity Simplicity RMD 2020 Fund	25,175,067	9,893,330

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR, and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's horizon date indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its horizon date. In addition, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

Annual % of Class-Level Average Net Assets (Classes A, M, C, Retail and I)
Fidelity Simplicity RMD Income Fund	.465%
Fidelity Simplicity RMD 2005 Fund	.482%
Fidelity Simplicity RMD 2010 Fund	.525%
Fidelity Simplicity RMD 2015 Fund	.567%
Fidelity Simplicity RMD 2020 Fund	.610%

In May 2019 the Board of Trustees approved an amended and restated management contract for each Fund effective August 1, 2019 whereby each Fund will pay an annual management fee rate as set forth below.

Fidelity Simplicity RMD Income Fund	.46%
Fidelity Simplicity RMD 2005 Fund	.47%
Fidelity Simplicity RMD 2010 Fund	.51%
Fidelity Simplicity RMD 2015 Fund	.55%
Fidelity Simplicity RMD 2020 Fund	.60%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Simplicity RMD Income Fund
Class A	-%	.25%	$575	$3
Class M	.25%	.25%	579	12
Class C	.75%	.25%	791	37
			$1,945	$52
Fidelity Simplicity RMD 2005 Fund
Class A	-%	.25%	$301	$1
Class M	.25%	.25%	1,572	6
Class C	.75%	.25%	187	33
			$2,060	$40
Fidelity Simplicity RMD 2010 Fund
Class A	-%	.25%	$509	$8
Class M	.25%	.25%	118	112
Class C	.75%	.25%	1,262	46
			$1,889	$166
Fidelity Simplicity RMD 2015 Fund
Class A	-%	.25%	$815	$4
Class M	.25%	.25%	2,096	12
Class C	.75%	.25%	588	37
			$3,499	$53
Fidelity Simplicity RMD 2020 Fund
Class A	-%	.25%	$102	$11
Class M	.25%	.25%	3,184	18
Class C	.75%	.25%	1,268	6
			$4,554	$35

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Amount
Fidelity Simplicity RMD Income Fund	$14
Fidelity Simplicity RMD 2010 Fund	6
Fidelity Simplicity RMD 2020 Fund	1

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended July 31, 2019	Year ended July 31, 2018
Fidelity Simplicity RMD Income Fund
Distributions to shareholders
Class A	$6,375	$–
Class M	3,305	–
Class C	2,558	–
Fidelity Simplicity RMD Income	467,916	–
Class I	1,273	–
Total	$481,427	$–
From net investment income
Class A	$–	$2,810
Class M	–	1,544
Class C	–	901
Fidelity Simplicity RMD Income	–	194,149
Class I	–	888
Total	$–	$200,292
From net realized gain
Class A	$–	$13,301
Class M	–	9,796
Class C	–	10,167
Fidelity Simplicity RMD Income	–	702,094
Class I	–	3,793
Total	$–	$739,151
Fidelity Simplicity RMD 2005 Fund
Distributions to shareholders
Class A	$4,867	$–
Class M	13,062	–
Class C	753	–
Fidelity Simplicity RMD 2005	767,462	–
Class I	1,331	–
Total	$787,475	$–
From net investment income
Class A	$–	$2,291
Class M	–	4,399
Class C	–	414
Fidelity Simplicity RMD 2005	–	318,950
Class I	–	657
Total	$–	$326,711
From net realized gain
Class A	$–	$35,391
Class M	–	43,110
Class C	–	8,661
Fidelity Simplicity RMD 2005	–	2,206,301
Class I	–	4,893
Total	$–	$2,298,356
Fidelity Simplicity RMD 2010 Fund
Distributions to shareholders
Class A	$8,187	$–
Class M	884	–
Class C	4,198	–
Fidelity Simplicity RMD 2010	304,459	–
Class I	2,694	–
Total	$320,422	$–
From net investment income
Class A	$–	$2,861
Class M	–	250
Class C	–	773
Fidelity Simplicity RMD 2010	–	101,733
Class I	–	983
Total	$–	$106,600
From net realized gain
Class A	$–	$37,985
Class M	–	3,326
Class C	–	19,255
Fidelity Simplicity RMD 2010	–	824,590
Class I	–	8,895
Total	$–	$894,051
Fidelity Simplicity RMD 2015 Fund
Distributions to shareholders
Class A	$10,845	$–
Class M	14,930	–
Class C	2,360	–
Fidelity Simplicity RMD 2015	585,582	–
Class I	418	–
Total	$614,135	$–
From net investment income
Class A	$–	$4,239
Class M	–	4,908
Class C	–	540
Fidelity Simplicity RMD 2015	–	137,663
Class I	–	148
Total	$–	$147,498
From net realized gain
Class A	$–	$45,965
Class M	–	67,117
Class C	–	10,821
Fidelity Simplicity RMD 2015	–	913,597
Class I	–	1,323
Total	$–	$1,038,823
Fidelity Simplicity RMD 2020 Fund
Distributions to shareholders
Class A	$1,413	$–
Class M	20,845	–
Class C	3,697	–
Fidelity Simplicity RMD 2020	1,123,264	–
Class I	2,632	–
Total	$1,151,851	$–
From net investment income
Class A	$–	$460
Class M	–	6,176
Class C	–	785
Fidelity Simplicity RMD 2020	–	203,025
Class I	–	887
Total	$–	$211,333
From net realized gain
Class A	$–	$4,362
Class M	–	81,492
Class C	–	15,560
Fidelity Simplicity RMD 2020	–	1,015,397
Class I	–	7,447
Total	$–	$1,124,258

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended July 31, 2019	Year endedJuly 31, 2018	Year ended July 31, 2019	Year endedJuly 31, 2018
Fidelity Simplicity RMD Income Fund
Class A
Shares sold	2,079	–	$118,671	$–
Reinvestment of distributions	96	265	5,420	15,348
Shares redeemed	(5,603)	(25)	(327,812)	(1,457)
Net increase (decrease)	(3,428)	240	$(203,721)	$13,891
Class M
Reinvestment of distributions	35	175	$1,941	$10,134
Shares redeemed	(2,191)	(422)	(127,972)	(24,484)
Net increase (decrease)	(2,156)	(247)	$(126,031)	$(14,350)
Class C
Shares sold	176	–	$10,000	$–
Reinvestment of distributions	46	192	2,558	11,068
Shares redeemed	(2,374)	(497)	(135,024)	(28,568)
Net increase (decrease)	(2,152)	(305)	$(122,466)	$(17,500)
Fidelity Simplicity RMD Income
Shares sold	203,764	132,226	$11,675,868	$7,681,963
Reinvestment of distributions	7,265	14,534	408,908	840,364
Shares redeemed	(83,303)	(72,989)	(4,752,024)	(4,223,155)
Net increase (decrease)	127,726	73,771	$7,332,752	$4,299,172
Class I
Reinvestment of distributions	18	45	$1,015	$2,579
Shares redeemed	(925)	(52)	(53,278)	(3,000)
Net increase (decrease)	(907)	(7)	$(52,263)	$(421)
Fidelity Simplicity RMD 2005 Fund
Class A
Shares sold	347	–	$19,737	$–
Reinvestment of distributions	87	648	4,867	37,682
Shares redeemed	(2,523)	(3,879)	(146,643)	(228,078)
Net increase (decrease)	(2,089)	(3,231)	$(122,039)	$(190,396)
Class M
Reinvestment of distributions	226	783	$12,622	$45,508
Shares redeemed	(6,559)	(350)	(377,437)	(20,556)
Net increase (decrease)	(6,333)	433	$(364,815)	$24,952
Class C
Shares sold	176	–	$10,000	$–
Reinvestment of distributions	14	157	753	9,075
Shares redeemed	(578)	(959)	(33,026)	(55,395)
Net increase (decrease)	(388)	(802)	$(22,273)	$(46,320)
Fidelity Simplicity RMD 2005
Shares sold	78,317	51,086	$4,483,268	$2,999,611
Reinvestment of distributions	12,230	39,892	684,031	2,321,020
Shares redeemed	(80,032)	(97,394)	(4,537,100)	(5,759,632)
Net increase (decrease)	10,515	(6,416)	$630,199	$(439,001)
Class I
Reinvestment of distributions	24	95	$1,331	$5,550
Shares redeemed	(599)	(205)	(34,608)	(12,000)
Net increase (decrease)	(575)	(110)	$(33,277)	$(6,450)
Fidelity Simplicity RMD 2010 Fund
Class A
Shares sold	118	–	$6,127	$–
Reinvestment of distributions	160	636	8,187	33,768
Shares redeemed	(4,149)	(1,124)	(222,389)	(59,768)
Net increase (decrease)	(3,871)	(488)	$(208,075)	$(26,000)
Class M
Reinvestment of distributions	17	67	$884	$3,576
Shares redeemed	(462)	–	(24,833)	–
Net increase (decrease)	(445)	67	$(23,949)	$3,576
Class C
Reinvestment of distributions	83	380	$4,198	$20,027
Shares redeemed	(2,534)	(124)	(134,848)	(6,582)
Net increase (decrease)	(2,451)	256	$(130,650)	$13,445
Fidelity Simplicity RMD 2010
Shares sold	93,708	48,991	$4,896,095	$2,624,955
Reinvestment of distributions	5,094	16,285	261,294	864,465
Shares redeemed	(30,351)	(34,238)	(1,572,109)	(1,860,366)
Net increase (decrease)	68,451	31,038	$3,585,280	$1,629,054
Class I
Reinvestment of distributions	53	186	$2,694	$9,878
Shares redeemed	(1,249)	–	(67,014)	–
Net increase (decrease)	(1,196)	186	$(64,320)	$9,878
Fidelity Simplicity RMD 2015 Fund
Class A
Shares sold	1,491	–	$86,061	$–
Reinvestment of distributions	192	861	10,845	50,204
Shares redeemed	(7,363)	(1,016)	(437,292)	(59,642)
Net increase (decrease)	(5,680)	(155)	$(340,386)	$(9,438)
Class M
Reinvestment of distributions	219	1,201	$12,306	$69,875
Shares redeemed	(8,571)	(1,368)	(504,629)	(80,400)
Net increase (decrease)	(8,352)	(167)	$(492,323)	$(10,525)
Class C
Shares sold	175	–	$10,000	$–
Reinvestment of distributions	43	197	2,360	11,361
Shares redeemed	(1,720)	(59)	(98,388)	(3,479)
Net increase (decrease)	(1,502)	138	$(86,028)	$7,882
Fidelity Simplicity RMD 2015
Shares sold	159,138	159,251	$9,212,720	$9,439,008
Reinvestment of distributions	8,782	16,597	495,398	967,090
Shares redeemed	(48,314)	(55,435)	(2,751,738)	(3,296,018)
Net increase (decrease)	119,606	120,413	$6,956,380	$7,110,080
Class I
Shares sold	–	153	$–	$10,000
Reinvestment of distributions	7	25	418	1,471
Shares redeemed	(198)	–	(11,871)	–
Net increase (decrease)	(191)	178	$(11,453)	$11,471
Fidelity Simplicity RMD 2020 Fund
Class A
Reinvestment of distributions	25	83	$1,413	$4,822
Shares redeemed	(718)	(976)	(43,299)	(62,563)
Net increase (decrease)	(693)	(893)	$(41,886)	$(57,741)
Class M
Reinvestment of distributions	271	1,432	$15,319	$83,603
Shares redeemed	(11,759)	(1,676)	(706,960)	(99,477)
Net increase (decrease)	(11,488)	(244)	$(691,641)	$(15,874)
Class C
Reinvestment of distributions	67	283	$3,697	$16,345
Shares redeemed	(2,279)	(307)	(135,203)	(17,840-83)
Net increase (decrease)	(2,212)	(24)	$(131,506)	$(1,495)
Fidelity Simplicity RMD 2020
Shares sold	362,678	395,680	$20,993,008	$23,681,042
Reinvestment of distributions	18,577	17,824	1,046,172	1,041,914
Shares redeemed	(108,909)	(83,900)	(6,275,576)	(5,006,276)
Net increase (decrease)	272,346	329,604	$15,763,604	$19,716,680
Class I
Shares sold	–	966	$–	$61,932
Reinvestment of distributions	47	143	2,632	8,334
Shares redeemed	(1,251)	–	(75,302)	–
Net increase (decrease)	(1,204)	1,109	$(72,670)	$70,266

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Income Fund and the Shareholders of Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2005 Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund and Fidelity Simplicity RMD 2020 Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2005 Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund and Fidelity Simplicity RMD 2020 Fund (the "Funds"), each a fund of Fidelity Income Fund, including the schedules of investments, as of July 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

September 17, 2019

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMRC has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 276 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2019 to July 31, 2019).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During Period-B February 1, 2019 to July 31, 2019
Fidelity Simplicity RMD Income	.46%
Actual		$1,000.00	$1,046.00	$2.33
Hypothetical-C		$1,000.00	$1,022.51	$2.31
Fidelity Simplicity RMD 2005	.48%
Actual		$1,000.00	$1,046.60	$2.44
Hypothetical-C		$1,000.00	$1,022.41	$2.41
Fidelity Simplicity RMD 2010	.52%
Actual		$1,000.00	$1,050.30	$2.64
Hypothetical-C		$1,000.00	$1,022.22	$2.61
Fidelity Simplicity RMD 2015	.57%
Actual		$1,000.00	$1,053.80	$2.90
Hypothetical-C		$1,000.00	$1,021.97	$2.86
Fidelity Simplicity RMD 2020	.61%
Actual		$1,000.00	$1,057.20	$3.11
Hypothetical-C		$1,000.00	$1,021.77	$3.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Simplicity RMD Income Fund	09/16/19	09/13/19	$0.265
Fidelity Simplicity RMD 2005 Fund	09/16/19	09/13/19	$0.385
Fidelity Simplicity RMD 2010 Fund	09/16/19	09/13/19	$0.464
Fidelity Simplicity RMD 2015 Fund	09/16/19	09/13/19	$0.702
Fidelity Simplicity RMD 2020 Fund	09/16/19	09/13/19	$0.882

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended July 31, 2019, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Simplicity RMD Income Fund	$159,960
Fidelity Simplicity RMD 2005 Fund	$223,337
Fidelity Simplicity RMD 2010 Fund	$136,860
Fidelity Simplicity RMD 2015 Fund	$360,471
Fidelity Simplicity RMD 2020 Fund	$887,425

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax

Fidelity Simplicity RMD Income Fund
Class A	17.66%
Class M	17.66%
Class C	17.66%
Simplicity RMD Income	17.66%
Class I	17.66%
Fidelity Simplicity RMD 2005 Fund
Class A	16.48%
Class M	16.48%
Class C	16.48%
Simplicity RMD 2005	16.48%
Class I	16.48%
Fidelity Simplicity RMD 2010 Fund
Class A	13.65%
Class M	13.65%
Class C	13.65%
Simplicity RMD 2010	13.65%
Class I	13.65%
Fidelity Simplicity RMD 2015 Fund
Class A	10.97%
Class M	10.97%
Class C	10.97%
Simplicity RMD 2015	10.97%
Class I	10.97%
Fidelity Simplicity RMD 2020 Fund
Class A	9.03%
Class M	9.03%
Class C	9.03%
Simplicity RMD 2020	9.03%
Class I	9.03%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class M	Class C	Retail Class	Class I
Fidelity Simplicity RMD Income Fund
September 2018	17%	22%	48%	14%	14%
October 2018	23%	26%	37%	21%	20%
November 2018	25%	29%	49%	21%	21%
December 2018	22%	23%	25%	21%	22%
February 2019	4%	4%	8%	3%	3%
March 2019	4%	5%	12%	3%	3%
April 2019	3%	4%	–	3%	3%
May 2019	4%	4%	4%	3%	3%
June 2019	4%	4%	7%	3%	3%
July 2019	4%	5%	10%	3%	3%
Fidelity Simplicity RMD 2005 Fund
September 2018	14%	14%	14%	14%	14%
October 2018	22%	26%	38%	20%	20%
November 2018	23%	28%	48%	19%	19%
December 2018	20%	21%	23%	20%	20%
February 2019	5%	7%	35%	4%	4%
March 2019	6%	8%	100%	4%	4%
April 2019	5%	7%	–	4%	4%
May 2019	5%	7%	10%	4%	4%
June 2019	6%	8%	29%	4%	4%
July 2019	6%	7%	97%	4%	4%
Fidelity Simplicity RMD 2010 Fund
September 2018	29%	42%	100%	23%	23%
October 2018	35%	42%	63%	31%	31%
November 2018	37%	46%	100%	30%	30%
December 2018	32%	34%	36%	31%	31%
February 2019	8%	10%	30%	6%	6%
March 2019	8%	10%	37%	6%	6%
April 2019	8%	11%	81%	6%	6%
May 2019	7%	9%	18%	6%	6%
June 2019	8%	10%	33%	6%	6%
July 2019	8%	10%	34%	6%	6%
Fidelity Simplicity RMD 2015 Fund
September 2018	37%	61%	–	25%	23%
October 2018	44%	53%	90%	37%	38%
November 2018	48%	59%	100%	37%	37%
December 2018	39%	41%	44%	38%	38%
February 2019	15%	60%	–	10%	9%
March 2019	15%	29%	–	10%	12%
April 2019	12%	25%	–	10%	11%
May 2019	13%	17%	55%	10%	10%
June 2019	14%	19%	100%	10%	10%
July 2019	15%	23%	100%	10%	11%
Fidelity Simplicity RMD 2020 Fund
September 2018	48%	100%	–	31%	31%
October 2018	51%	59%	83%	45%	45%
November 2018	64%	100%	–	45%	46%
December 2018	47%	49%	52%	45%	45%
February 2019	25%	68%	–	17%	18%
March 2019	27%	62%	–	17%	17%
April 2019	24%	48%	–	17%	17%
May 2019	21%	30%	100%	17%	17%
June 2019	27%	63%	–	17%	17%
July 2019	24%	43%	–	17%	17%

The funds will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Simplicity RMD Income Fund
Fidelity Simplicity RMD 2005 Fund
Fidelity Simplicity RMD 2010 Fund
Fidelity Simplicity RMD 2015 Fund
Fidelity Simplicity RMD 2020 Fund

On May 16, 2019, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve amended management contracts with FMRC for Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2005 Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund, and Fidelity Simplicity RMD 2020 Fund (each, a Fund and collectively, the Funds) to round the fee schedule applicable to each Fund down to the nearest whole number, resulting in slightly lower management fee rates, and to clarify that each Fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program. The Board noted that, with the exception of the changes to the fee schedule and the non-operating expense language clarification described above, the amended management contracts would be identical to the management contracts the Board had renewed at its September 2018 meeting. The Board further noted that the amended management contracts would not result in changes to the nature, extent, and quality of the services provided to the Funds or to the party responsible for paying the Funds' non-operating expenses.

SRD-ANN-0919
1.9881721.102

Item 2.

Code of Ethics

As of the end of the period, July 31, 2019, Fidelity Income Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Managed Retirement 2005 Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund, Fidelity Managed Retirement 2025 Fund, Fidelity Managed Retirement Income Fund, Fidelity Simplicity RMD 2005 Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund, Fidelity Simplicity RMD 2020 Fund and Fidelity Simplicity RMD Income Fund (the “Funds”):

Services Billed by Deloitte Entities

July 31, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Managed Retirement 2005 Fund	$23,000	$-	$5,000	$700
Fidelity Managed Retirement 2010 Fund	$23,000	$-	$5,000	$700
Fidelity Managed Retirement 2015 Fund	$23,000	$-	$5,000	$700
Fidelity Managed Retirement 2020 Fund	$23,000	$-	$5,000	$700
Fidelity Managed Retirement 2025 Fund	$23,000	$-	$5,000	$700
Fidelity Managed Retirement Income Fund	$23,000	$-	$5,000	$700
Fidelity Simplicity RMD 2005 Fund	$23,000	$-	$5,000	$700
Fidelity Simplicity RMD 2010 Fund	$23,000	$-	$5,000	$700
Fidelity Simplicity RMD 2015 Fund	$23,000	$-	$5,000	$700
Fidelity Simplicity RMD 2020 Fund	$23,000	$-	$5,000	$700
Fidelity Simplicity RMD Income Fund	$23,000	$-	$5,000	$700

July 31, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Managed Retirement 2005 Fund	$22,000	$-	$5,000	$700
Fidelity Managed Retirement 2010 Fund	$22,000	$-	$5,000	$700
Fidelity Managed Retirement 2015 Fund	$22,000	$-	$5,000	$700
Fidelity Managed Retirement 2020 Fund	$22,000	$-	$5,000	$700
Fidelity Managed Retirement 2025 Fund	$22,000	$-	$5,000	$700
Fidelity Managed Retirement Income Fund	$22,000	$-	$5,000	$700
Fidelity Simplicity RMD 2005 Fund	$22,000	$-	$5,000	$700
Fidelity Simplicity RMD 2010 Fund	$22,000	$-	$5,000	$700
Fidelity Simplicity RMD 2015 Fund	$22,000	$-	$5,000	$700
Fidelity Simplicity RMD 2020 Fund	$22,000	$-	$5,000	$700
Fidelity Simplicity RMD Income Fund	$22,000	$-	$5,000	$700

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	July 31, 2019A	July 31, 2018A
Audit-Related Fees	$290,000	$5,000
Tax Fees	$-	$5,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	July 31, 2019A	July 31, 2018A
Deloitte Entities	$765,000	$415,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and its related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 24, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 24, 2019